                            Registration No. 2-29240

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933              /   /

                 Pre-Effective Amendment No.  __            /   /

                 Post-Effective Amendment No. 52            / X /

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940          /   /

                                 Amendment No. 17           / X /
                                               --
                       (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                              (Name of Depositor)

 720 East Wisconsin Avenue, Milwaukee, Wisconsin                     53202
-----------------------------------------------------------   ------------------
  (Address of Depositor's Principal Executive Offices)            (Zip Code)

 Depositor's Telephone Number, including Area Code 414-271-1444
                                                   ----------------------------
      JOHN M. BREMER, Senior Vice President, General Counsel and Secretary
             720 East Wisconsin Avenue, Milwaukee, Wisconsin  53202
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

         It is proposed that this filing will become effective (check appropriate space)

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         ___ on (DATE) pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         _X_ on January 15, 1996 pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


THE ISSUER HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE RULE 24f-2 NOTICE FOR ISSUER'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 27, 1995.

                         NML VARIABLE ANNUITY ACCOUNT B

    --------------------------------------------------------------------

                             CROSS-REFERENCE SHEET

N-4, Part A                                   Heading in
Item                                          Prospectus
-----------                                   ----------

      1 . . . . . . . . . . . . . . . .       Cover Page
      2 . . . . . . . . . . . . . . . .       Index of Special Terms
      3 . . . . . . . . . . . . . . . .       Synopsis, The Contracts, The Fund, Deductions and Charges,
                                              Right to Examine Deferred
                                              Contract, Penalty Tax on Premature Payments, Expense Table
      4 . . . . . . . . . . . . . . . .       Accumulation Unit Values, Financial Statements
      5 . . . . . . . . . . . . . . . .       The Company, NML Variable Annuity Account B, The Fund, Voting Rights
      6 . . . . . . . . . . . . . . . .       Deductions, Distribution of the Contracts
      7 . . . . . . . . . . . . . . . .       The Contracts, Owners of the Contracts, Application of Purchase Payments, Transfers
                                              Between Divisions and Payment Plans, Substitution and Change
      8 . . . . . . . . . . . . . . . .       Variable Payment Plans, Description of Payment Plans, Amount of Annuity
                                              Payments, Maturity Benefit, Assumed Investment Rate, Transfers Between
                                              Divisions and Payment Plans
      9 . . . . . . . . . . . . . . . .       Death Benefit
     10 . . . . . . . . . . . . . . . .       Amount and Frequency, Application of Purchase Payments, Net Investment
                                              Factor, Distribution of the Contracts
     11 . . . . . . . . . . . . . . . .       Withdrawal Amount, Deferment of Benefit Payments, Right to Examine
                                              Contract
     12 . . . . . . . . . . . . . . . .       Federal Income Taxes
     13 . . . . . . . . . . . . . . . .       Not Applicable
     14 . . . . . . . . . . . . . . . .       Table of Contents for Statement of Additional Information

    --------------------------------------------------------------------

N-4, Part B                                   Heading in Statement
Item                                          of Additional Information
-----------                                   -------------------------
     15 . . . . . . . . . . . . . . . .       Cover Page
     16 . . . . . . . . . . . . . . . .       Table of Contents
     17 . . . . . . . . . . . . . . . .       Not Applicable
     18 . . . . . . . . . . . . . . . .       Experts
     19 . . . . . . . . . . . . . . . .       Not Applicable
     20 . . . . . . . . . . . . . . . .       Distribution of the Contracts
     21 . . . . . . . . . . . . . . . .       Not Applicable
     22 . . . . . . . . . . . . . . . .       Determination of Annuity Payments
     23 . . . . . . . . . . . . . . . .       Financial Statements

                                                            January 15, 1996

P  R  O  S  P  E  C  T  U  S





                                                            NML

                                                            Variable

                                                            Annuity

                                                            Account B





-    I N D I V I D U A L  R E T I R E M E N T  A N N U I T I E S

-    T A X  D E F E R R E D  A N N U I T I E S

-    N O N T A X - Q U A L I F I E D  A N N U I T I E S





                                               [NORTHWESTERN MUTUAL LIFE LOGO]

P R O S P E C T U S

NML VARIABLE ANNUITY ACCOUNT B

    This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"). The Contracts are offered for use in situations which do not qualify for special treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are also offered as individual retirement annuities pursuant to the provisions of Section 408 of the Code, including those established by employer contributions under a simplified employee pension arrangement, and as tax-deferred annuities, pursuant to
Section 403(b) of the Code, for employees of public school systems and tax-exempt organizations described in Section 501(c)(3). The Contracts may also be used to fund deferred compensation plans for public employees established pursuant to Section 457 of the Code. In addition, the Contracts may be purchased by individuals who have received fixed dollar annuities as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts and want to exchange their policies for the Contracts.


    The Contracts contemplate periodic purchase payments until a selected maturity date--usually retirement--after which the benefits under the Contracts become payable. Purchase payments which are to be accumulated on a variable basis or applied to provide variable benefits are credited by Northwestern Mutual Life to NML Variable Annuity Account B (the "Account") and allocated among one or more of the nine Divisions of the Account as directed by the individual Contract owners. The Contracts also permit accumulation of funds on a fixed basis, at rates of interest declared periodically by Northwestern Mutual Life. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.


    The assets of the Account are maintained separately from the general assets of Northwestern Mutual Life. Assets of each Division of the Account are invested entirely in shares of a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The Fund is currently comprised of the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Portfolios.

    The value of interests in each Division before annuity benefits become payable will vary continuously to reflect the investment performance of the Portfolio selected by the Contract owner. When annuity benefits become payable the Contracts provide lifetime annuity payments or other annuity payment plans on either a variable or fixed basis. If a variable payment plan is selected the annuity payments will continue to increase or decrease to reflect the investment experience of the Portfolios for the Divisions to which Contract values have been allocated. If a fixed payment plan is selected the amount of annuity payments will remain fixed, except as they may be increased by dividends.

    Two versions of the Contracts are offered: Front Load Contracts and Back Load Contracts. (See "Expense Table", p. 2, and "Deductions", p. 15.)

    This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. Additional information about the Contracts and the Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, Telephone Number (414) 271-1444. The table of contents for the Statement of Additional Information is found on page 17 of this prospectus.

    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


    The Date of the Statement of Additional Information is January 15, 1996

                             INDEX OF SPECIAL TERMS

   The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                          PAGE    TERM                                         PAGE
----                                          ----    ----                                         ----
ACCUMULATION UNIT . . . . . . . . . . . . . .  9      ANNUITANT   . . . . . . . . . . . . . . . .   11
ANNUITY (or ANNUITY PAYMENTS) . . . . . . . .  10     MATURITY DATE   . . . . . . . . . . . . . .   10
NET INVESTMENT FACTOR . . . . . . . . . . . .  9      OWNER   . . . . . . . . . . . . . . . . . .   11
PAYMENT PLANS . . . . . . . . . . . . . . . .  10     WITHDRAWAL AMOUNT   . . . . . . . . . . . . . 9

SYNOPSIS

THE CONTRACTS The Contracts are individual variable annuity contracts offered for use under certain tax qualified plan and in non-tax qualified situations. (See "Qualified and Non-Tax Qualified Plans", p. 13.) The Contracts provide for accumulation of funds on a variable or fixed or combination basis until a
selected maturity date -- usually retirement -- and     payment of annuity
benefits on either a variable or fixed basis. (See "Description of Payment Plans", p. 10.) Two versions of the Contracts are offered: Front Load Contracts and Back Load Contracts. See the Expense Table below, and "Deductions", p. 15.


THE FUND  The Account is comprised of nine Divisions which invest in the
corresponding Portfolios of Northwestern Mutual Series  Fund,   Inc.  For more
information regarding the Fund and its Portfolios, including information about their investment objectives and expenses, see "The Fund", p. 8 and the attached Fund Prospectus.

DEDUCTIONS AND CHARGES For the Front Load Contract there is a maximum sales load of 4% of purchase payments, reduced when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no deduction from purchase payments for sales expenses, but a withdrawal charge of 0%-8% applies, depending on the length of time funds have been held under the Contract and the Contract size. The assets of the Account bear a charge for mortality and expense risks assumed by Northwestern Mutual Life under the Contract. This charge is at the annual rate of .40% for the Front Load Contract and 1.25% for the Back Load Contract. In addition, the annual Contract fee is $30.00. For more information about these and other expenses, see the Expense Table below and "Deductions", p.
15. Expenses of the Fund are described in the attached Prospectus for the Fund.

RIGHT TO EXAMINE DEFERRED CONTRACT During the 10 days following the delivery of a Contract the Owner may return it to Northwestern Mutual Life, by mail or in person, if for any reason the Owner has changed his mind. On return of the Contract, Northwestern Mutual Life will pay to the Owner the value of Accumulation Units credited to the Contract determined as of the valuation next following receipt of a written request at the Home Office of Northwestern Mutual Life.

PENALTY TAX ON PREMATURE PAYMENTS Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 14.)

                                 EXPENSE TABLE


 FRONT LOAD CONTRACT
 TRANSACTION EXPENSES FOR CONTRACTOWNERS                  ANNUAL EXPENSES OF THE ACCOUNT
 ---------------------------------------                  ------------------------------
 Maximum Sales Load (as a percentage                       (AS A PERCENTAGE OF ASSETS)
 of purchase payments) . . . . . . . . . . .   4%         ----------------------------
                                                          Mortality Rate and Expense Guarantee
 Withdrawal Charge . . . . . . . . . . . . .  None         Charge . . . . . . . . . . . . . . . . .     .40%
                                                          ANNUAL CONTRACT FEE
                                                          -------------------
                                                          $30; waived if the Contract Value equals
                                                          or exceeds $50,000
 -----------------------------------------------------------------------------------------------------------
 BACK LOAD CONTRACT
 TRANSACTION EXPENSES FOR CONTRACTOWNERS                  ANNUAL EXPENSES OF THE ACCOUNT
 ---------------------------------------                  ------------------------------
 Sales Load (as a percentage of purchase                   (AS A PERCENTAGE OF ASSETS)
 payments) . . . . . . . . . . . . . . . . .  None        ----------------------------
 Withdrawal Charge for Sales Expenses                     Mortality Rate and Expense Guarantee
 (as a percentage of amounts paid) . . . . . 0%-8%          Charge . . . . . . . . . . . . . . . . . .  1.25%

                                                          ANNUAL CONTRACT FEE
                                                          -------------------
                                                          $30; waived if the Contract Value equals or exceeds
                                                          $50,000

ANNUAL EXPENSES OF THE PORTFOLIOS
(AS A PERCENTAGE OF THE ASSETS)

                                                                                            Total Annual
                               Management Fees       Custody Fees       Other Expenses          Expenses
                               ---------------       ------------       --------------       --------------
Index 500 Stock                     .20%                 .00%                .04%                 .24%
Select Bond                         .30%                 .00%                .00%                 .30%
Money Market                        .30%                 .00%                .00%                 .30%
Balanced                            .30%                 .00%                .00%                 .30%
Growth and Income Stock             .69%                 .00%                .09%                 .78%
Growth Stock                        .60%                 .00%                .11%                 .71%
Aggressive Growth Stock             .56%                 .00%                .02%                 .58%
High Yield Bond                     .60%                 .00%                .13%                 .73%
International Equity                .69%                 .14%                .04%                 .87%

EXAMPLE
FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:

                                    1 Year              3 Years                 5 Years                10 Years
                                    ------              ------                  -------                --------
Index 500 Stock                      $46                  $64                    $  83                   $137
Select Bond                          $47                  $66                    $  86                   $144
Money Market                         $47                  $66                    $  86                   $144
Balanced                             $47                  $66                    $  86                   $144
Growth and Income Stock              $52                  $80                    $ 110                   $197
Growth Stock                         $51                  $78                    $ 107                   $189
Aggressive Growth Stock              $50                  $74                    $ 100                   $175
High Yield Bond                      $51                  $78                    $ 108                   $192
International Equity                 $52                  $83                    $ 115                   $207

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE
BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender at the end of each time period:

                                    1 Year              3 Years                 5 Years                10 Years
                                    ------              ------                  -------                --------
Index 500 Stock                     $  95                 $111                   $130                    $198
Select Bond                         $  96                 $113                   $133                    $204
Money Market                        $  96                 $113                   $133                    $204
Balanced                            $  96                 $113                   $133                    $204
Growth and Income Stock             $ 101                 $128                   $157                    $254
Growth Stock                        $ 100                 $126                   $154                    $247
Aggressive Growth Stock             $  99                 $122                   $147                    $234
High Yield Bond                     $ 100                 $126                   $155                    $249
International Equity                $ 102                 $130                   $162                    $264

You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:

                                    1 Year              3 Years                 5 Years                10 Years
                                    ------              -------                 -------                --------
Index 500 Stock                      $15                  $51                    $  90                   $198
Select Bond                          $16                  $53                    $  93                   $204
Money Market                         $16                  $53                    $  93                   $204
Balanced                             $16                  $53                    $  93                   $204
Growth and Income Stock              $21                  $68                    $ 117                   $254
Growth Stock                         $20                  $66                    $ 114                   $247
Aggressive Growth Stock              $19                  $62                    $ 107                   $234
High Yield Bond                      $20                  $66                    $ 115                   $249
International Equity                 $22                  $70                    $ 122                   $264

    The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the withdrawal charge depends on the length of time funds have been held under the Contract and the amounts held. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but no such charges are currently being made. See "Transfers Between Divisions and Payment Plans",
p. 11 and "Deductions", p. 15, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios show the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1994 operations for the Portfolios and their predecessors. For additional information about expenses of the Portfolios, see the prospectus for the Fund attached hereto. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.


    The tables on the following pages present the accumulation unit values of the nine Divisions of the Account for the Contracts issued prior to the date of this prospectus. Those Contracts are different in certain material respects from Contracts offered currently, but the values shown below for Contracts issued after December 17, 1981 are calculated on the same basis as those for the Back Load Contracts described in this prospectus. The Front Load Contracts described in this prospectus have a lower mortality rate and expense guarantee charge than any of the Contracts issued prior to March 31, 1995.

                            ACCUMULATION UNIT VALUES
                     CONTRACTS ISSUED AFTER MARCH 31, 1995


                                    FOR THE THREE
                                    MONTHS ENDED
                                    JUNE 30, 1995
                                    -------------

Index 500 Stock Division
Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.094
    Back Load Version
     Beginning of Period                  $1.637
     End of Period                        $1.787

Number of Accumulation Units
    Outstanding, End of Period
     Front Load                          880,556
     Back Load                         1,816,915


Select Bond Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.062
    Back Load Version
     Beginning of Period                  $5.471
     End of Period                        $5.798

Number of Accumulation Units
    Outstanding, End of Period
    Front Load                           373,532
    Back Load                            261,835


Money Market Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.013
    Back Load Version
     Beginning of Period                  $2.090
     End of Period                        $2.114

Number of Accumulation Units
    Outstanding, End of Period
    Front Load                         1,172,601
    Back Load                          1,212,854


Balanced Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.073
    Back Load Version
     Beginning of Period                  $3.673
     End of Period                        $3.932

Number of Accumulation Units
    Outstanding, End of Period
    Front Load                         1,995,735
    Back Load                          1,774,117


Growth and Income Stock Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.071
    Back Load Version
     Beginning of Period                  $1.083
     End of Period                        $1.157

Number of Accumulation Units
    Outstanding, End of Period
     Front Load                        1,038,171
     Back Load                         1,778,297

Growth Stock Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.060
    Back Load Version
     Beginning of Period                  $1.082
     End of Period                        $1.145

Number of Accumulation Units
    Outstanding, End of Period
     Front Load                          445,019
     Back Load                           847,616

Aggressive Growth Stock Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.086
    Back Load Version
     Beginning of Period                  $2.123
     End of Period                        $2.300

Number of Accumulation Units
    Outstanding, End of Period
     Front Load                        1,162,591
     Back Load                         1,947,925


High Yield Bond Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.064
    Back Load Version
     Beginning of Period                  $1.067
     End of Period                        $1.132

Number of Accumulation Units
    Outstanding, End of Period
     Front Load                          348,082
     Back Load                           611,776

International Equity Division
    Accumulation Unit Value:
    Front Load Version
     Beginning of Period                  $1.00
     End of Period                        $1.080
    Back Load Version
     Beginning of Period                  $1.218
     End of Period                        $1.313

Number of Accumulation Units
    Outstanding, End of Period
     Front Load                          648,713
     Back Load                         1,722,216



                           ACCUMULATION UNIT VALUES
                                  CONTRACTS
          ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995



                                                                  FOR THE YEARS ENDED DECEMBER 31
                                           -------------------------------------------------------------------------------
                       FOR THE SIX
                       MONTHS ENDED
                      JUNE 30, 1995        1994           1993           1992          1991           1990            1989
                      -------------        ----           ----           ----          ----           ----            ----
Index 500 Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period*                  $1.499          $1.500         $1.384         $1.306        $1.021         $1.000            --
   End of Period            $1.787          $1.499         $1.500         $1.384        $1.306         $1.021            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period       127,397,063     119,845,898    105,795,927     32,924,088    12,058,133        189,751            --

Select Bond
Division
   Accumulation
   Unit Value:
   Beginning of
   Period                   $5.217          $5.437         $4.990         $4.722        $4.091         $3.824          $3.401
   End of Period            $5.798          $5.217         $5.437         $4.990        $4.722         $4.091          $3.824

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        20,880,744      20,642,740     21,874,778     15,399,609    10,692,797      6,997,013       5,553,863


Money Market
Division
   Accumulation
   Unit Value:
   Beginning of
   Period                   $2.067          $2.012         $1.980         $1.940        $1.859         $1.743          $1.619
   End of Period            $2.114          $2.067         $2.012         $1.980        $1.940         $1.859          $1.743

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        33,425,473      31,466,730     24,431,865     27,773,056    24,758,592     27,363,279      20,510,416

Balanced
Division
   Accumulation
   Unit Value:
   Beginning of
   Period                   $3.453          $3.497         $3.232         $3.107        $2.538         $2.544          $2.228
   End of Period            $3.932          $3.453         $3.497         $3.232        $3.107         $2.538          $2.544

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period       352,995,591     363,391,482    377,043,512    355,125,051   322,313,588    322,488,873     316,204,759

Growth and
Income Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period**                 $0.994          $1.000           --             --            --             --              --
   End of Period            $1.157          $0.994           --             --            --             --              --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        46,096,182      31,542,581           --             --            --             --              --

Growth Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period**                 $1.006          $1.000           --             --            --             --              --
   End of Period            $1.145          $1.006           --             --            --             --              --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        20,283,881      12,213,322           --             --            --             --              --

Aggressive
Growth Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period*                  $2.001          $1.922         $1.634         $1.562        $1.014         $1.000            --
   End of Period            $2.300          $2.001         $1.922         $1.634        $1.562         $1.014            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period       140,541,771     123,249,312     77,246,018     53,918,035    19,966,511        205,590           --


High Yield Bond
Division
   Accumulation
   Unit Value:
   Beginning of
   Period**                 $1.022          $1.000           --             --            --             --              --
   End of Period            $1.132          $1.022           --             --            --             --              --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        10,927,394       7,229,418           --             --            --             --              --

International
Equity Division
   Accumulation
   Unit Value:
   Beginning of
   Period***                $1.220          $1.236         $1.000           --            --             --              --
   End of Period            $1.313          $1.220         $1.236           --            --             --              --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period       182,136,866     186,097,279     74,174,799           --            --             --              --


                                 FOR THE YEARS ENDED DECEMBER 31
                        ------------------------------------------------
                        1988           1987           1986          1985
                        ----           ----           ----          ----
Index 500 Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period*              --             --             --            --
   End of Period        --             --             --            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        --             --             --            --

Select Bond
Division
   Accumulation
   Unit Value:
   Beginning of
   Period               $3.175         $3.245         $2.805        $2.277
   End of Period        $3.401         $3.175         $3.245        $2.805

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period     4,236,105      3,349,440      3,462,289     1,850,468

Money Market
Division
   Accumulation
   Unit Value:
   Beginning of
   Period               $1.530         $1.457         $1.386        $1.301
   End of Period        $1.619         $1.530         $1.457        $1.386


   Number of
   Accumulation
   Units
   Outstanding,
   End of Period    20,642,227     15,666,117      8,694,717     9,997,153

Balanced
Division
   Accumulation
   Unit Value:
   Beginning of
   Period               $2.070         $1.988         $1.731        $1.416
   End of Period        $2.228         $2.070         $1.988        $1.731

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period   307,488,444    290,102,949    186,218,711    134,808,75


Growth and
Income Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period**             --             --             --            --
   End of Period        --             --             --            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        --             --             --            --

Growth Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period**             --             --             --            --
   End of Period        --             --             --            --


   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        --             --             --            --

Aggressive
Growth Stock
Division
   Accumulation
   Unit Value:
   Beginning of
   Period*              --             --             --            --
   End of Period        --             --             --            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        --             --             --            --



High Yield Bond
Division
   Accumulation
   Unit Value:
   Beginning of
   Period**             --             --             --            --
   End of Period        --             --             --            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        --             --             --            --

International
Equity Division
   Accumulation
   Unit Value:
   Beginning of
   Period***            --             --             --            --
   End of Period        --             --             --            --

   Number of
   Accumulation
   Units
   Outstanding,
   End of Period        --             --             --            --


 * The initial investments in the Index 500 Stock Division and Aggressive Growth Stock Division were made on December 12, 1990.
 ** The initial investments in the Growth and Income Stock Division, Growth Stock Division and High Yield Bond Division were made on May
     3, 1994.
 *** The initial investment in the International Equity Division was made on April 30, 1993.

                                        ACCUMULATION UNIT VALUES CONTRACTS
                                      ISSUED PRIOR TO DECEMBER 17, 1981





                               FOR THE SIX                    FOR THE YEARS ENDED DECEMBER 31
                              MONTHS ENDED        ---------------------------------------------------------------------------
                              JUNE 30, 1995         1994           1993          1992         1991          1990          1989
                               -------------        ----           ----          ----         ----          ----          ----
Index 500 Stock
Division
   Accumulation Unit
   Value:
   Beginning of
   Period*                         $1.530           $1.523         $1.398        $1.313       $1.021        $1.000          --
   End of Period                   $1.828           $1.530         $1.523        $1.398       $1.313        $1.021          --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                   13,695,167       14,230,394     15,442,799       317,023      326,395             4          --

Select Bond Division
   Accumulation Unit
   Value:
   Beginning of
   Period                          $5.569           $5.774         $5.273        $4.965       $4.280        $3.981        $3.522
   End of Period                   $6.204           $5.569         $5.774        $5.273       $4.965        $4.280        $3.981

   Number of
   Accumulation Units
   Outstanding, End
   of Period                    1,442,604        1,492,775      1,701,121     1,808,558    1,979,936     2,041,191     2,293,077

Money Market Division
   Accumulation Unit
   Value:
   Beginning of
   Period                          $2.206           $2.136         $2.092        $2.040       $1.945        $1.814        $1.677
   End of Period                   $2.262           $2.206         $2.136        $2.092       $2.040        $1.945        $1.814

   Number of
   Accumulation Units
   Outstanding, End
   of Period                    1,277,036        1,458,463      1,331,457     1,787,440    2,059,962     2,574,527     2,285,388

Balanced Division
   Accumulation Unit
   Value:
   Beginning of
   Period                          $3.685           $3.713         $3.414        $3.266       $2.655        $2.647        $2.307
   End of Period                   $4.206           $3.685         $3.713        $3.414       $3.266        $2.655        $2.647

   Number of
   Accumulation Units
   Outstanding, End
   of Period                    7,794,594        8,155,713      9,324,132    10,125,067   10,652,114    11,655,303    12,655,382

Growth and Income
Stock Division
   Accumulation Unit
   Value:
   Beginning of
   Period**                          --               --             --            --           --            --            --
   End of Period                     --               --             --            --           --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                         --               --             --            --           --            --            --


Growth Stock Division
   Accumulation Unit
   Value:
   Beginning of
   Period**                          --               --             --            --           --            --            --
   End of Period                     --               --             --            --           --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                         --               --             --            --           --            --            --

Aggressive Growth
Stock Division
   Accumulation Unit
   Value:
   Beginning of
   Period*                         $2.042           $1.952         $1.651        $1.570       $1.014        $1.000          --
   End of Period                   $2.353           $2.042         $1.952        $1.651       $1.570        $1.014          --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                    1,654,773        1,474,133        969,604       833,606      534,196        22,431          --

High Yield Bond
Division
   Accumulation Unit
   Value:
   Beginning of
   Period**                          --               --             --            --           --            --            --
   End of Period                     --               --             --            --           --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                         --               --             --            --           --            --            --

International Equity
Division
   Accumulation Unit
   Value:
   Beginning of
   Period***                       $1.230           $1.240         $1.000          --           --            --            --
   End of Period                   $1.327           $1.230         $1.240          --           --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                    2,480,579        2,642,855      1,802,948         --           --            --            --

                             1988          1987          1986          1985
                             ----          ----          ----          ----
Index 500 Stock
Division
   Accumulation Unit
   Value:
   Beginning of
   Period*                     --            --            --            --
   End of Period               --            --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                   --            --            --            --


Select Bond Division
   Accumulation Unit
   Value:
   Beginning of
   Period                    $3.522        $3.272        $3.328        $2.863
   End of Period             $3.272        $3.328        $2.863        $2.312

   Number of
   Accumulation Units
   Outstanding, End
   of Period              2,426,254     2,524,235     2,886,855     3,044,800

Money Market Division
   Accumulation Unit
   Value:
   Beginning of
   Period                    $1.576        $1.494        $1.414        $1.321
   End of Period             $1.677        $1.576        $1.494        $1.414

   Number of
   Accumulation Units
   Outstanding, End
   of Period              2,680,348     3,054,691     1,867,702     2,357,507

Balanced Division
   Accumulation Unit
   Value:
   Beginning of
   Period                    $2.133        $2.038        $1.765        $1.438
   End of Period             $2.307        $2.133        $2.038        $1.765

   Number of
   Accumulation Units
   Outstanding, End
   of Period             14,097,822    15,526,997     7,534,399     7,819,431

Growth and Income
Stock Division
   Accumulation Unit
   Value:
   Beginning of
   Period**                    --            --            --            --
   End of Period               --            --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                   --            --            --            --

Growth Stock Division
   Accumulation Unit
   Value:
   Beginning of
   Period**                    --            --            --            --
   End of Period               --            --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                   --            --            --            --

Aggressive Growth
Stock Division
   Accumulation Unit
   Value:
   Beginning of
   Period*                     --            --            --            --
   End of Period               --            --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                   --            --            --            --


High Yield Bond
Division
   Accumulation Unit
   Value:
   Beginning of
   Period**                    --            --            --            --
   End of Period               --            --            --            --


   Number of
   Accumulation Units
   Outstanding, End
   of Period                   --            --            --            --

International Equity
Division
   Accumulation Unit
   Value:
   Beginning of
   Period***                   --            --            --            --
   End of Period               --            --            --            --

   Number of
   Accumulation Units
   Outstanding, End
   of Period                   --            --            --            --



 * The initial investments in the Index 500 Stock Division and Aggressive Growth Stock Division and were made on December 3, 1990.
 ** The initial investments in the Growth and Income Stock Division, Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
 *** The initial investment in the International Equity Division was made on April 30, 1993.


THE COMPANY
    The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's seventh largest life insurance company, based on total assets in excess of $48 billion on December 31, 1994, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT B

    The Account was established on February 14, 1968 by the Board of Trustees of Northwestern Mutual Life in accordance with the provisions of the Wisconsin insurance law to facilitate the issuance of the Contracts and is registered as a unit investment trust under the Investment Company Act of 1940.

    The Account has nine Divisions. Considerations paid to Northwestern Mutual Life to provide variable benefits under the Contracts are allocated to one or more of the Divisions as directed by the Owner of the Contract. Assets allocated to the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Divisions are simultaneously invested in shares of the corresponding Portfolios of Northwestern Mutual Series Fund, Inc.

    Under Wisconsin law, the income, gains or losses, realized or unrealized, of the Account are credited to or charged against the Account in accordance with the Contracts, without regard to other income, gains or losses of Northwestern Mutual Life. The assets of the Account are owned by Northwestern Mutual Life and it is not a trustee with respect thereto. However, such assets are not chargeable with any liabilities arising out of any other separate account or other business of Northwestern Mutual Life. All obligations arising under the Contracts are general obligations of Northwestern Mutual Life.

THE FUND

    Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, the Aggressive Growth Stock Portfolio, the High Yield Bond Portfolio and the International Equity Portfolio. Shares of each Portfolio of the Fund are purchased by the corresponding Division of the Account at net asset value, that is, without any sales charge.

    Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life, is the investment adviser to the Fund. Northwestern Mutual Life provides certain personnel and facilities utilized by NMIS in performing its investment advisory functions, and Northwestern Mutual Life is a party to the investment advisory agreement. Northwestern Mutual Life and NMIS also perform certain administrative functions and act as co-depositors of the Account. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

    FOR MORE INFORMATION REGARDING THE FUND AND ITS PORTFOLIOS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUS FOR THE FUND ATTACHED HERETO. AN INVESTOR SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CONTRACTS.

THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY Purchase payments may be paid monthly, quarterly, semiannually, annually or on any other frequency acceptable to Northwestern Mutual Life.

    For Back Load Contracts the minimum amount for each purchase payment is $25 for Contracts issued as tax-deferred annuities or for use with either simplified employee pensions or deferred compensation plans for public employees. For other Back Load Contracts, including individual retirement annuities and nontax-qualified plans, the minimum initial purchase payment is $100, or $3,500 for Back Load Contracts purchased in exchange for fixed dollar annuities received as distribution benefits from qualified plans or trusts. (See "Qualified and Nontax-Qualified Plans", p. 13). For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. Northwestern Mutual Life will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without the consent of Northwestern Mutual Life.

    Purchase payments may not exceed the applicable limits of the Code. (See "Federal Income Taxes", p. 13.)

APPLICATION OF PURCHASE PAYMENTS Net purchase payments, after deduction of any sales load, are credited by Northwestern Mutual Life to the Account and allocated to one or more Divisions in accordance with the direction of the Owner. Assets allocated to each Division will thereupon be invested in shares of the Portfolio which corresponds to that Division.

    Purchase payments are applied to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent the interest of an Owner in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the valuation of the assets of the Division next following receipt of the purchase payment at the Home Office of Northwestern Mutual Life. Receipt of purchase payments at a lockbox facility designated by Northwestern Mutual Life will be considered the same as receipt at the Home Office. Assets are valued as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.


    The number of an Owner's Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of Accumulation Units.


    The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio of the Fund), and is determined by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. (See "Net Investment Factor", below.) Since the Owner bears the investment risk, there is no guarantee as to the aggregate value of Accumulation Units; such value may be less than, equal to or more than the cumulative net purchase payments.


    All or part of a purchase payment may be directed to the Guaranteed Interest Fund and invested on a fixed basis. See "The Guaranteed Interest Fund", page 13.


NET INVESTMENT FACTOR

    For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

    Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life. (See "Deductions", p. 15.)

    Investment income and realized capital gains will be received in the form of dividend and capital gain distributions upon Portfolio shares held by each Division; such distributions will be reinvested in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

    The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, all of these benefits may be paid in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT  On or prior to the maturity date the Owner is entitled to
withdraw the Accumulation Units credited to his Contract and    receive the
value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 15.) The value, which may be either greater or less than the amount paid by the Owner, is determined as of the valuation date coincident with or next following receipt by Northwestern Mutual Life of a written request for withdrawal on a form provided by Northwestern Mutual Life. The forms are available from the Home Office and agents of Northwestern Mutual Life. A portion of the Accumulation Units may be withdrawn on the same basis, except Northwestern Mutual Life will not grant a partial withdrawal which would result in less than 100 Accumulation Units remaining; a request for such a partial withdrawal will be treated as a request to surrender the entire Contract. Amounts distributed to an Annuitant upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 13.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 or as substantially equal periodic payments for life.

    If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 15.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)



DEATH BENEFIT Upon the death of the Annuitant prior to the maturity date, Northwestern Mutual Life will pay to the direct beneficiary a death benefit equal to the Contract value, as of the valuation date coincident with or next following the date on which proof of death is received at the Home Office of Northwestern Mutual Life or, if later, the date on which a method of payment is elected. If death occurs prior to the Annuitant's 65th birthday the death benefit, where permitted by state law, will be not less than the amount of purchase payments received by Northwestern Mutual Life under the Contract, less withdrawals. The death benefit may be paid either in a lump sum or under a payment plan.



MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. Any date up to age 90 may be selected as the maturity date, subject to applicable requirements of the Code. On the maturity date, if no other permissible payment plan has been elected, the maturity date will be changed to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if no other permissible payment plan has been elected, the value of the Contract will be paid in monthly payments for life under a variable payment plan with payments certain for ten years.


VARIABLE PAYMENT PLANS

    Part or all of the benefits under a Contract may be paid under a variable payment plan. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and the amount of such payments can be expected to change from month to month.

    For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 13.

DESCRIPTION OF PAYMENT PLANS  The following payment plans are available:

         1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

         2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

         3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

    Northwestern Mutual Life may limit the election of a payment plan to one that results in payments of at least $20.

    From time to time Northwestern Mutual Life may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. Northwestern Mutual Life may also make available other payment plans, with provisions and rates as published by Northwestern Mutual Life for those plans. AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular payment plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 11.) Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to the Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

    The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

    Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

    A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS The Contracts provide considerable flexibility for Owners to change the allocation of purchase payments among the Divisions and to transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features Owners should carefully consider, on a continuing basis, which Division or apportionment is best suited to their long-term investment needs.

    A Contract Owner may at any time change the allocation of purchase payments among the Divisions by written notice to Northwestern Mutual Life. Purchase payments received at the Home Office of Northwestern Mutual Life on and after the date on which the notice is received will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

    Before the effective date of a payment plan the owner may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. The number of Accumulation or Annuity Units to be credited will be adjusted to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year a transfer fee of $25 may be deducted from the amount transferred. No charge is currently being made for transfers.

    Owners who contemplate the transfer of funds from one Division to another should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.


    Amounts which have been invested on a fixed basis may be transferred to any Division of the Account, and the value of Accumulation Units in any Division of the Account may be transferred to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", page 13.


    After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. The value of the remaining payments will be applied to the new plan selected, with the amount of the first annuity payment under the new plan being determined on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

    Other transfers between payment plans are permitted subject to such limitations as Northwestern Mutual Life may reasonably determine. Generally, however, transfer is not permitted from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. Transfers from the Money Market Division may be made at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present Northwestern Mutual Life permits transfers at any time but Northwestern Mutual reserves the right to change this practice in the future. The transfer will be made as of the close of business on the valuation date coincident with or next following the date on which the request for transfer is received at the Home Office of Northwestern Mutual Life, or at a later date if requested.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. Following the death of the Annuitant any remaining Contract benefits are payable to a beneficiary or contingent beneficiary named in the Contract.

SPECIAL CONTRACT FOR EMPLOYERS The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. Prospective purchasers of the Contracts are urged to review any questions in this area with qualified counsel.

DISABILITY PROVISION A Contract may include, as an optional benefit, a provision under which Northwestern Mutual Life will continue to pay purchase payments during the total disability of the Annuitant. Each Contract containing this provision specifies the additional cost of such benefit.

DEFERMENT OF BENEFIT PAYMENTS Northwestern Mutual Life reserves the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem Fund shares is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the Fund or disposal of securities held by it is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.


DIVIDENDS The Contracts share in the divisible surplus of Northwestern Mutual Life, except while payments are being made under a variable payment plan. The divisible surplus of Northwestern Mutual Life is determined annually for the following year. State law requires that the surplus be distributed equitably among participating contracts. Distributions of divisible surplus are commonly referred to as "dividends".



    Northwestern Mutual Life is paying dividends on approximately 10% of its inforce individual variable annuities in 1996. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.



    Dividends on variable annuities arise principally as a result of more favorable expense experience than that assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts. In general, Contracts with an average variable Contract value of less than $30,000 will not receive dividends, and only about half of those with a value above $30,000 will receive them.



    Any dividend for a Contract is paid on the anniversary date of that Contract. The dividend is applied as a net purchase payment unless the Owner elects to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.


VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolios of the Fund, Northwestern Mutual Life will vote such shares held in the Account in accordance with instructions received from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each such Owner or payee will receive periodic reports relating to the Fund, proxy material and a form with which to give such instructions with respect to the proportion of shares of each Portfolio of the Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio of the Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. Shares as to which no instructions have been received will be voted in the same proportion as the shares as to which instructions have been received.

SUBSTITUTION AND CHANGE Pursuant to a vote of the Owners of Contracts having an interest in any of the Divisions or as otherwise may be permitted by applicable insurance and securities laws, and with any required approval of the Securities and Exchange Commission or other regulatory authority, (a) the assets of the Division may be invested in securities other than Fund shares as a substitute for such shares already purchased or as the securities to be purchased in the future, (b) if deemed by the Board of Trustees of Northwestern Mutual Life to be in the best interests of Contract owners, the Account or a Division may be operated as a management company under the Investment Company Act of 1940 or in any other form permitted by law, (c) the Account may be deregistered under the Investment Company Act of 1940 in the event such registration is no longer required, or (d) the provisions of such Contracts may be modified to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, Northwestern Mutual Life may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.

FIXED ANNUITY PAYMENT PLANS Contract benefits may also be paid under fixed annuity payment plans which are not described in this Prospectus. If a fixed annuity is selected the Accumulation Units credited to a Deferred Contract will be cancelled, the withdrawal value of the Contract will be transferred to the general account of Northwestern Mutual Life, and the payee will no longer have any interest in the Account. A withdrawal charge may be applicable in determining the withdrawal value. (See "Withdrawal Amount", p. 9, and "Withdrawal Charge", p. 15.)

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.


THE GUARANTEED INTEREST FUND



        Contract Owners may direct all or part of their purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. Amounts previously invested in the Account Divisions may be transferred to the Guaranteed Interest Fund, prior to the maturity date, and amounts in the Guaranteed Interest Fund may be transferred to the Account Divisions subject, in each case, to the restrictions described in the Contract.


        Amounts invested in the Guaranteed Interest Fund become part of the general assets of Northwestern Mutual Life. In reliance on certain exemptive and exclusionary provisions, interests in the Guaranteed Interest Fund have not been registered under the Securities Act of 1933 and the Guaranteed Interest Fund has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. Northwestern Mutual Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



        Amounts invested in the Guaranteed Interest Fund earn interest at rates declared by Northwestern Mutual Life from time to time. The interest rate will be guaranteed for each amount for at least one year and will be at an annual effective rate of not less than 3%. At the expiration of the period for which the interest rate is guaranteed a new interest rate may apply. Interest is credited and compounded daily. The effective date for a transaction involving the Guaranteed Interest Fund is determined in the same manner as the effective date for a transaction involving a Division of the Account.



        Investments in the Guaranteed Interest Fund are subject to a maximum of $1,000,000 without prior consent of Northwestern Mutual Life. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed $1,000,000, the amount of the excess will be placed in the Money Market Division and will remain there until the Contract Owner instructs otherwise.



        Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to strict limits described in the Contract. After a transfer from the Guaranteed Interest Fund no further transfers either to or from the Guaranteed Interest Fund will be allowed for a period of 365 days. The maximum amount that maybe transferred from the Guaranteed Interest Fund in one transfer is the greater of (1) 20% of the amount that was invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of the most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000.



        The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of Northwestern Mutual Series Fund, Inc. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts invested on a variable basis. See "Deductions", page 15. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions.


FEDERAL INCOME TAXES

QUALIFIED AND NONTAX-QUALIFIED PLANS

        The Contracts are offered for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

    1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including simplified employee pensions established under
       Section 408(j) and (k).

    2. Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

    3. Deferred compensation plans for public employees established pursuant to Section 457 of the Code.

    4. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual Life or other insurance companies as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

        The Contracts are also offered for use in non tax-qualified situations (i.e., contributions are taxable).

TAXATION OF CONTRACT BENEFITS

    For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

    Since purchase payments for Contracts purchased under tax-qualified plans will ordinarily be paid with funds which have been excluded from the Owner's gross income, benefits received as annuity payments or upon death or withdrawal will be taxable as ordinary income when received.

    Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." A 15% penalty may be imposed on aggregate payments from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts in excess of certain annual limits and a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. With certain limited exceptions, benefits from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code.

    Purchase payments for nontax-qualified Contracts will ordinarily be paid with funds which have been included in the Owner's gross income. Therefore, benefits received as annuity payments from these Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. With respect to Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts issued by Northwestern Mutual Life to the Owner during the same calendar year.

    A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity contracts and increases in the value of the Contracts will be taxable in the year earned.

    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 or as substantially equal periodic payments for life.

    For a tax-deferred annuity (funded pursuant to a salary reduction agreement) no amounts accruing after 1988 may be withdrawn before the Owner attains age 59-1/2, separates from service, dies or becomes disabled. A limited exception is provided for hardship. Benefit payments from tax-deferred annuities and nontransferable annuity contracts will be subject to mandatory 20% withholding unless (1) the payments from the tax-deferred annuities are rolled over directly to another tax-deferred annuity or an individual retirement arrangement, or the payments from the nontransferable annuity contracts are rolled over directly to another nontransferable annuity contract, a tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions" payable after age 70-1/2.

    A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

TAXATION OF NORTHWESTERN MUTUAL LIFE

    Northwestern Mutual Life may charge the appropriate contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. No charge is currently being made. (See "Net Investment Factor", p. 9 and "Deductions", below.)

OTHER CONSIDERATIONS

    It should be understood that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. It is not intended as tax advice. Prospective purchasers of the Contracts are advised to consult qualified tax counsel.

DEDUCTIONS

    The following deductions will be made:

         1. Sales Load. For the Front Load Contract a sales load is deducted from all purchase payments received. The deduction is based on cumulative purchase payments received and the rates in the table below:

         Cumulative Purchase Payments
         Paid Under the Contract                                                                    Rate
         First $100,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.0%
         Next $400,000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2.0%
         Next $500,000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.0%
         Balance over $1,000,000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.5%

         2. Deductions for Mortality Rate and Expense Risks. The net investment factor (see "Net Investment Factor", p. 9) used in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks assumed by Northwestern Mutual Life. For the Front Load Contract, the deduction from Accumulation Units is at a current annual rate of 0.4% of the assets of the Account, while the deduction from Annuity Units is zero. For the Back Load Contract the deduction is at a current annual rate of 1.25% of the assets of the Account. The deduction may be increased or decreased by the Board of Trustees of Northwestern Mutual Life, but in no event may the deduction exceed an annual rate of .75% for the Front Load Contract and 1.50% for the Back Load Contract. This deduction is the only expense item paid by the Account to date. The Fund pays expenses which are described in the attached prospectus for the Fund.

         The risks assumed by Northwestern Mutual Life are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the Contracts. Northwestern Mutual Life assumes these risks for the duration of the Contract.

         The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of a Portfolio of the Fund as described under "Substitution and Change", p. 12, and any applicable taxes, i.e., any tax liability paid or reserved for by Northwestern Mutual Life resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which may be deducted directly from considerations. It is not presently anticipated that any deduction will be made for federal income taxes (see "Federal Income Taxes", p. 13), nor is it anticipated that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, Northwestern Mutual Life reserves the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.


         3. Contract Fee. On each Contract anniversary prior to the maturity date a deduction of $30 is made for administrative expenses relating to a Deferred Contract during the prior year. The charge is made by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions. This charge may not be increased, and is intended only to reimburse Northwestern Mutual Life for its actual administrative expenses. The charge is currently being waived if the Contract value on the Contract anniversary is $50,000 or more.


         4. Withdrawal Charge. For the Back Load Contract if Accumulation Units are withdrawn for cash a withdrawal charge for sales expenses will be deducted. The withdrawal charge will be based on the Amount Categories and the Rates in the table below. The amount in each Category is based on cumulative purchase payments made and on the number of Contract anniversaries that have occurred since each purchase payment was made.


      AMOUNT                                             AMOUNT
      CATEGORY                        RATE               CATEGORY                        RATE
      --------                        ----               --------                        ----
      Eight   . . . . . . . . . . . . . 8%               Three  . . . . . . . . . . . . .  3%
      Seven   . . . . . . . . . . . . . 7                Two  . . . . . . . . . . . . . .  2
      Six   . . . . . . . . . . . . . . 6                One  . . . . . . . . . . . . . .  1
      Five  . . . . . . . . . . . . . . 5                Zero   . . . . . . . . . . . . .  0
      Four  . . . . . . . . . . . . . . 4

    The first $100,000 of total purchase payments paid over the life of the Contract start out in Category Eight, the next $400,000 start out in Category Four, the next $500,000 start out in Category Two, and all additional purchase payments paid start out in Category One. As of each Contract anniversary, any amount in a Category moves to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts used to calculate the withdrawal charge will be limited to the value of the Contract benefits that are subject to the withdrawal charge. The amounts used will be taken from those Categories that produce the lowest withdrawal charge. However, any amounts used to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges. There is no withdrawal charge on the value of Accumulation Units withdrawn in excess of the total purchase payments paid under the Contract; but in the case of a partial withdrawal, the purchase payments paid under the Contract are deemed to be withdrawn first, except for amounts eligible for the withdrawal charge free amount described in the next paragraph.


         The withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding a withdrawal.  For each Contract year, the withdrawal charge free
    amount is   equal to the lesser of 10% of the Contract value on the
    last Contract anniversary, and the amount by which the Contract value exceeds cumulative purchase payments as of the date of the withdrawal. Eligible amounts withdrawn meeting these requirements will be taken first from the portion of the Contract value that exceeds cumulative purchase payments. The withdrawal charge for any amounts not included in the withdrawal charge free amount will be based first on the purchase payments that have been paid.


         No withdrawal charge will be made upon the selection of a variable payment plan. However, the withdrawal charge will be made if a withdrawal, or partial withdrawal, is made within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1). For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice Northwestern Mutual Life will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if the payment plan is selected after the Contract has been in force for at least one full year.

         The amount of withdrawal charges collected by Northwestern Mutual Life from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. Northwestern Mutual Life is unable to determine in advance whether this amount will be greater or less than the sales expenses incurred in connection with those Contracts, but based on the information presently available Northwestern Mutual Life believes it is more likely than not that the sales expenses Northwestern Mutual Life incurs will be greater than the withdrawal charges Northwestern Mutual Life receives. Northwestern Mutual Life bears this risk for the duration of the Contracts. Any excess of sales expenses over withdrawal charges will be paid from the general assets of Northwestern Mutual Life. These assets may include proceeds from the charge for annuity rate and expense risks described above.

         5. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Premium taxes are levied by various jurisdictions, and presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, Northwestern Mutual Life does not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, Northwestern Mutual Life reserves the right to deduct premium taxes in the future.


CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of considerations, 4% on the next $75,000 and 2% on considerations in excess of $100,000, based on total cumulative considerations paid under the Contract. The surrender charge applicable for each consideration reduces by 1% on each Contract anniversary.
A surrender charge free corridor is available on the same basis described above for the current Contracts. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but considerations are subject to a deduction of 8% for sales expenses. The deduction is reduced to 4% on considerations in excess of $5,000 received during a single Contract year as defined in the Contract, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality rate and expense risks for those Contracts is .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%. There is no annual Contract fee.

CERTAIN NONTAX-QUALIFIED CONTRACTS For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 considerations paid under the Contract are subject to a deduction of 3% on the first $25,000 of considerations, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative considerations paid under the Contract. The charge for annuity rate and expense risks for these Contracts is .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%.


REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, owners of fixed dollar annuities previously issued by Northwestern Mutual Life are permitted to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications and may be changed or withdrawn at any time.

    In general, a $25 administrative charge is made on these exchange transactions and only one such transaction may be effected in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period, but this limit is presently being waived.

    Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected and are placed in the same withdrawal charge category under the new Back Load Contract as they were before.

    Exchange proceeds from fixed contracts which have no surrender charge provisions are placed in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

    Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, such agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

                     TABLE OF CONTENTS FOR THIS PROSPECTUS


                                            PAGE
                                            ----
INDEX OF SPECIAL TERMS  . . . . . . . . . .  2
SYNOPSIS  . . . . . . . . . . . . . . . . .  2
   The Contracts  . . . . . . . . . . . . .  2
   The Fund . . . . . . . . . . . . . . . .  2
   Deductions and Charges . . . . . . . . .  2
   Right to Examine Deferred Contract . . .  2
   Penalty Tax on Premature Payments  . . .  2
EXPENSE TABLE . . . . . . . . . . . . . . .  2
ACCUMULATION UNIT VALUES  . . . . . . . . .  5
THE COMPANY . . . . . . . . . . . . . . . .  7
NML VARIABLE ANNUITY
   ACCOUNT B  . . . . . . . . . . . . . . .  8
THE FUND  . . . . . . . . . . . . . . . . .  8
THE CONTRACTS . . . . . . . . . . . . . . .  8
    Purchase Payments Under the Contracts .  8
      Amount and Frequency  . . . . . . . .  8
      Application of Purchase Payments  . .  8
    Net Investment Factor . . . . . . . . .  9
    Benefits Provided Under the Contracts .  9
        Withdrawal Amount . . . . . . . . .  9
        Death Benefit . . . . . . . . . . .  10
        Maturity Benefit  . . . . . . . . .  10
      Variable Payment Plans  . . . . . . .  10
        Description of Payment Plans  . . .  10
        Amount of Annuity Payments  . . . .  10
      Assumed Investment Rate . . . . . . .  10
      Additional Information  . . . . . . .  11
        Transfers Between Divisions and
          Payment Plans . . . . . . . . . .  11
        Owners of the Contracts . . . . . .  11
        Special Contract for Employers  . .  11
        Disability Provision  . . . . . . .  12
        Deferment of Benefit Payments . . .  12
        Dividends . . . . . . . . . . . . .  12
        Voting Rights . . . . . . . . . . .  12
        Substitution and Change . . . . . .  12
        Fixed Annuity Payment Plans . . . .  12
        Financial Statements  . . . . . . .  13
THE GUARANTEED INTEREST FUND  . . . . . . .  13
FEDERAL INCOME TAXES  . . . . . . . . . . .  13
    Qualified and Nontax-Qualified Plans  .  13
    Taxation of Contract Benefits . . . . .  14
    Taxation of Northwestern Mutual Life  .  15
    Other Considerations  . . . . . . . . .  15
DEDUCTIONS  . . . . . . . . . . . . . . . .  15
   Contracts Issued Prior to
      March 31, 1995  . . . . . . . . . . .  16
    Contracts Issued Prior to
      December 17, 1981 . . . . . . . . . .  17
    Certain Nontax-Qualified Contracts  . .  17
    Reduced Charges for Exchange
      Transactions  . . . . . . . . . . . .  17
DISTRIBUTION OF THE CONTRACTS . . . . . . .  17


           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                              PAGE
                                              ----
DISTRIBUTION OF THE
  CONTRACTS . . . . . . . . . . . . . . . .  B-2
DETERMINATION OF ANNUITY
  PAYMENTS  . . . . . . . . . . . . . . . .  B-2
    Amount of Annuity Payments  . . . . . .  B-2
    Annuity Unit Value  . . . . . . . . . .  B-3
    Illustrations of Variable Annuity
      Payments  . . . . . . . . . . . . . .  B-3
VALUATION OF ASSETS OF THE
  ACCOUNT . . . . . . . . . . . . . . . . .  B-4
TRANSFERABILITY RESTRICTIONS  . . . . . . .  B-4
EXPERTS . . . . . . . . . . . . . . . . . .  B-4
FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the six months ended June
  30, 1995 -- unaudited)  . . . . . . . . .  B-5
FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the year ended December
  31, 1994) . . . . . . . . . . . . . . . .  B-11
REPORT OF INDEPENDENT
  ACCOUNTANTS (for year ended
    December 31, 1994)  . . . . . . . . . .  B-16
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL LIFE (for
  the three years ended
  December 31, 1994)  . . . . . . . . . . .  B-17
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
  ended December 31, 1994)  . . . . . . . .  B-29

    This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.





   TO:    The Northwestern Mutual Life Insurance Company
          Equity Services Division/Agency Department
          720 East Wisconsin Avenue
          Milwaukee, WI  53202

          Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name _______________________________________________________________________

Address ____________________________________________________________________

____________________________________________________________________________

City ___________________________________State ___________ Zip ______________

N O R T H W E S T E R N   M U T U A L   L I F E




          VARIABLE ANNUITY CONTRACTS
          For Individual Retirement Annuities, Tax-Deferred Annuities, and Nontax-Qualified Annuities



          NML VARIABLE ANNUITY ACCOUNT B



          NORTHWESTERN MUTUAL SERIES FUND, INC.




          P    R    O    S    P    E    C    T    U    S



                                                90-1773 (4-94)

                      STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                          ("Northwestern Mutual Life")




         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.




                 The Date of the Prospectus to which this Statement of Additional Information Relates is January 15, 1996.


                 The Date of this Statement of Additional Information is January 15, 1996.

                         DISTRIBUTION OF THE CONTRACTS

         The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS").

         NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:

                                 Year                     Amount
                                 1994                     $6,815,893
                                 1993                     $7,638,503
                                 1992                     $6,272,366

                       DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts:
"Variable Payment Plans", p. 10, including "Description of Payment Plans", p. 10, "Amount of Annuity Payments", p. 10, and "Assumed Investment Rate", p. 10; "Dividends", p. 12; "Net Investment Factor", p. 9; and "Deductions", p. 15.

         AMOUNT OF ANNUITY PAYMENTS   The amount of the first annuity payment
under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual Life.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on
(a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the

Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE   The value of an Annuity Unit for each Division
was established at $1.00 as of the date operations began for that Division.
The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS   To illustrate the manner
in which variable annuity payments are determined consider this example.  Item
(4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

         (1)     Assumed number of Accumulation Units in
                 Balanced Division on maturity date. . . . . . . . .25,000

         (2)     Assumed Value of an Accumulation Unit in
                 Balanced Division at maturity . . . . . . . . . . .$2.000000

         (3)     Cash Value of Contract at maturity, (1) X (2) . . .$50,000

         (4)     Assumed applicable monthly payment rate per
                 $1,000 from annuity rate table. . . . . . . . . . .$5.44

         (5)     Amount of first payment from Balanced Division,
                 (3) X (4) divided by $1,000 . . . . . . . . . . . .$272.00

         (6)     Assumed Value of Annuity Unit in
                 Balanced Division at maturity . . . . . . . . . . .$1.500000

         (7)     Number of Annuity Units credited in
                 Balanced Division, (5) divided by (6) . . . . . . .181.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $272.00, and payments thereafter of the varying dollar value of
181.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 181.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
181.33 multiplied by $1.501000, or $272.18.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 181.33 X $1.499000, or $271.81.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio shares of the Fund held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of the Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual Life. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                    EXPERTS

         The financial statements of the Account as of December 31, 1994 and for each of the two years in the period ended December 31, 1994 and of Northwestern Mutual Life as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP provides audit services for the Account. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

                         NML VARIABLE ANNUITY ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1995
                                 (IN THOUSANDS)

ASSETS
  Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Index 500 Stock
          173,845 shares (cost $205,188).....................................  $   261,636
       Growth Stock
          22,026 shares (cost $22,860).......................................       24,998
       Growth and Income Stock
          49,881 shares (cost $51,450).......................................       57,063
       Aggressive Growth Stock
          145,804 shares (cost $253,708).....................................      335,057
       International Equity
          193,027 shares (cost $231,301).....................................      247,268
       Select Bond
          116,565 shares (cost $133,975).....................................      134,398
       High Yield Bond
          13,083 shares (cost $13,355).......................................       13,645
       Money Market
          77,730 shares (cost $77,730).......................................       77,730
       Balanced
          1,001,020 shares (cost $1,312,752).................................    1,455,483   $ 2,607,278
                                                                                ----------
  Due from Sale of Fund Shares............................................................         4,514
  Due from Northwestern Mutual Life Insurance Company.....................................           214
                                                                                              ----------
          Total Assets....................................................................   $ 2,612,006
                                                                                              ==========
LIABILITIES
  Due to Participants.....................................................................   $     1,401
  Due to Northwestern Mutual Life Insurance Company.......................................         4,514
  Due on Purchase of Fund Shares..........................................................           214
                                                                                              ----------
          Total Liabilities...............................................................   $     6,129
                                                                                              ----------
EQUITY (Note 7)
  Contracts Issued Prior to December 17, 1981.............................................   $    80,061
  Contracts Issued On or After December 17, 1981 and Before March 31, 1995................     2,492,331
  Contracts Issued On or After March 31, 1995:
     Front Load Version...................................................................         8,642
     Back Load Version....................................................................        24,843
                                                                                              ----------
          Total Equity....................................................................     2,605,877
                                                                                              ----------
          Total Liabilities and Equity....................................................   $ 2,612,006
                                                                                              ==========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared From Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT B
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

                                                                         INDEX 500                   GROWTH STOCK
                                           COMBINED                   STOCK DIVISION                  DIVISION #
                                  ---------------------------   ---------------------------   ---------------------------
                                                                                                             EIGHT MONTHS
                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                  ------------   ------------   ------------   ------------   ------------   ------------
                                      1995           1994           1995           1994           1995           1994
                                  ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividend Income................  $   59,210     $  219,223      $  2,545       $  9,672       $    188       $    165
  Annuity Rate and Expense
    Guarantees...................      14,638         26,109         1,362          2,324            114             52
                                   ----------     ----------      --------       --------        -------        -------
  Net Investment Income (Loss)...      44,572        193,114         1,183          7,348             74            113
                                   ----------     ----------      --------       --------        -------        -------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on Investments...       1,864         17,722           221            534              1             --
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Year..............     256,626       (226,913)       39,099         (7,574)         2,278           (138)
                                   ----------     ----------      --------       --------        -------        -------
  Net Gain (Loss) on
    Investments..................     258,490       (209,191)       39,320         (7,040)         2,279           (138)
                                   ----------     ----------      --------       --------        -------        -------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.....................     303,062        (16,077)       40,503            308          2,353            (25)
                                   ----------     ----------      --------       --------        -------        -------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments.....................     167,849        389,478        18,095         37,543          5,641          4,757
  Annuity Payments...............      (3,624)        (4,241)         (236)          (476)            (8)            (1)
  Surrenders and Other (net).....     (95,600)      (121,978)       (7,229)        (8,669)          (191)           (85)
  Transfers from Other
    Divisions....................     115,860        254,710        12,742         16,836          5,621          7,898
  Transfers to Other Divisions...    (115,860)      (254,710)       (7,576)       (26,080)          (804)          (187)
                                   ----------     ----------      --------       --------        -------        -------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions...................      68,612        263,259        15,796         19,154         10,259         12,382
                                   ----------     ----------      --------       --------        -------        -------
Net Increase (Decrease)
  in Equity......................     371,674        247,182        56,299         19,462         12,612         12,357
Equity
  Beginning of Year..............   2,234,203      1,987,021       205,214        185,752         12,357              0
                                   ----------     ----------      --------       --------        -------        -------
  End of Year....................  $2,605,877     $2,234,203      $261,513       $205,214       $ 24,969       $ 12,357
                                   ==========     ==========      ========       ========        =======        =======

# The initial investments in the Growth Stock and Growth and Income Stock
  Divisions were made on May 3, 1994.

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT B
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

       GROWTH & INCOME                  AGGRESSIVE GROWTH               INTERNATIONAL EQUITY
      STOCK DIVISION #                   STOCK DIVISION                       DIVISION                    SELECT BOND DIVISION
-----------------------------     -----------------------------     -----------------------------     -----------------------------
                 EIGHT MONTHS
PERIOD ENDED        ENDED         PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED
  JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
    1995             1994             1995             1994             1995             1994             1995             1994
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
  $    418         $    513         $  1,785         $  1,607         $  1,696         $  6,775         $  3,550         $ 16,145
       269              132            1,763            2,503            1,449            2,224              754            1,513
   -------          -------          -------         --------         --------         --------         --------         --------
       149              381               22             (896)             247            4,551            2,796           14,632
   -------          -------          -------         --------         --------         --------         --------         --------
        10               --              662              297            1,981               96              216            1,449
     6,434             (820)          40,969           10,133           15,366           (9,711)          10,243          (21,331)
   -------          -------          -------         --------         --------         --------         --------         --------
     6,444             (820)          41,631           10,430           17,347           (9,615)          10,459          (19,882)
   -------          -------          -------         --------         --------         --------         --------         --------
     6,593             (439)          41,653            9,534           17,594           (5,064)          13,255           (5,250)
   -------          -------          -------         --------         --------         --------         --------         --------
    10,703           12,083           30,652           61,047           20,970           76,394            8,563           25,069
       (16)              (5)             (90)            (114)             (83)            (120)            (152)            (382)
      (561)            (579)          (7,917)          (6,864)          (8,103)          (5,559)          (5,644)          (9,838)
    10,798           21,072           29,037           51,753           12,568           86,072            5,652            7,671
    (2,009)            (534)          (9,587)         (15,127)         (27,655)         (14,282)          (5,508)         (30,044)
   -------          -------          -------         --------         --------         --------         --------         --------
    18,902           32,037           42,095           90,695           (2,303)         142,505            2,911           (7,524)
   -------          -------          -------         --------         --------         --------         --------         --------
    25,495           31,598           83,748          100,229           15,291          137,441           16,166          (12,774)
    31,598                0          251,206          150,977          231,900           94,459          118,116          130,890
   -------          -------          -------         --------         --------         --------         --------         --------
  $ 57,093         $ 31,598         $334,954         $251,206         $247,191         $231,900         $134,282         $118,116
   =======          =======          =======         ========         ========         ========         ========         ========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT B
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

                                              HIGH YIELD BOND
                                                 DIVISION#           MONEY MARKET DIVISION        BALANCED DIVISION
                                          -----------------------   -----------------------   -------------------------
                                           PERIOD    EIGHT MONTHS    PERIOD                     PERIOD
                                           ENDED        ENDED        ENDED      YEAR ENDED      ENDED       YEAR ENDED
                                          JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                          --------   ------------   --------   ------------   ----------   ------------
                                            1995         1994         1995         1994          1995          1994
                                          --------   ------------   --------   ------------   ----------   ------------
INVESTMENT INCOME
  Dividend Income........................ $    494      $  408      $  2,075        2,486     $   46,459    $  181,452
  Annuity Rate and Expense Guarantees....       63          35           440          750          8,424        16,576
                                           -------      ------      --------     --------     ----------    ----------
  Net Investment Income..................      431         373         1,635        1,736         38,035       164,876
                                           -------      ------      --------     --------     ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Realized Gain (Loss) on Investments....        2          14            --           --         (1,229)       15,332
  Unrealized Appreciation (Depreciation)
    of Investments During the Year.......      624        (333)           --           --        141,613      (197,139)
                                           -------      ------      --------     --------     ----------    ----------
  Net Gain (Loss) on Investments.........      626        (319)            0            0        140,384      (181,807)
                                           -------      ------      --------     --------     ----------    ----------
  Increase (Decrease) in Equity Derived
    from Investment Activity.............    1,057          54         1,635        1,736        178,419       (16,931)
                                           -------      ------      --------     --------     ----------    ----------
EQUITY TRANSACTIONS
  Contract Owners' Net Payments..........    3,158       3,137        15,914       35,360         54,152       134,088
  Annuity Payments.......................       (6)         (2)          (29)         (54)        (3,004)       (3,087)
  Surrenders and Other (net).............     (162)       (245)       (9,884)     (11,859)       (55,909)      (78,280)
  Transfers from Other Divisions.........    3,447       5,400        23,199       37,145         12,796        20,863
  Transfers to Other Divisions...........   (1,327)       (882)      (21,822)     (46,086)       (39,572)     (121,488)
                                           -------      ------      --------     --------     ----------    ----------
Increase (Decrease) in Equity
  Derived from Equity Transactions.......    5,110       7,408         7,378       14,506        (31,537)      (47,904)
                                           -------      ------      --------     --------     ----------    ----------
Net Increase (Decrease) in Equity........    6,167       7,462         9,013       16,242        146,882       (64,835)
Equity
  Beginning of Year......................    7,462           0        68,690       52,448      1,307,660     1,372,495
                                           -------      ------      --------     --------     ----------    ----------
  End of Year............................ $ 13,629      $7,462      $ 77,703     $ 68,690     $1,454,542    $1,307,660
                                           =======      ======      ========     ========     ==========    ==========

# The initial investment in the High Yield Bond Division was made on May 3,
  1994.

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT B
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1995

Note 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable annuity contracts for tax-deferred annuities, individual retirement annuities and non-qualified plans. Principal accounting policies are summarized below.

Note 2 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 3 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3%, 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the period ended June 30, 1995 by each Division are shown below:

                          PURCHASES       SALES
                         ------------  -----------
Index 500 Stock
  Division.............. $ 19,502,770  $ 2,470,889
Growth Stock Division...   10,360,006        8,658
Growth & Income Stock
  Division..............   19,188,309      132,860
Aggressive Growth
  Division..............   43,574,848    1,497,660
International Equity
  Division..............   10,753,958   12,807,165
Select Bond Division....    9,245,877    3,688,199
High Yield Bond
  Division..............    5,966,738      419,040
Money Market Division...   20,745,182   11,808,145
Balanced Division.......   59,419,477   53,152,385

Note 5 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load Version and the Back Load Version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed
 3/4 of 1% and 1 1/2%, respectively.

Generally, for contracts issued on or after December 17, 1981, and before March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1 1/2% annual rate.

Generally, for contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Note 6 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Currently, no charges for taxes have been made by Northwestern Mutual Life to the Account. Accordingly, no provision for any such liability has been made.

                         NML VARIABLE ANNUITY ACCOUNT B
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1995
                                 (IN THOUSANDS)

Note 7 -- Equity Values by Division are shown below:

                                                                                               CONTRACTS ISSUED:
                                                   CONTRACTS ISSUED:                   ON OR AFTER DECEMBER 17, 1981 AND
                                                BEFORE DECEMBER 17, 1981                     BEFORE MARCH 31, 1995
                                         --------------------------------------    -----------------------------------------
                                         ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                  UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
---------------------------------------- ------------    -----------    -------    ------------    -----------    ----------
Index 500 Stock.........................  $ 1.828241        13,695      $25,038     $ 1.786947       127,397      $  227,652
Growth Stock............................     N/A            N/A           N/A         1.144767        20,284          23,220
Growth & Income Stock...................     N/A            N/A           N/A         1.157353        46,096          53,350
Aggressive Growth Stock.................    2.353161         1,655        3,894       2.999410       140,541         323,238
International Equity....................    1.327032         2,481        3,292       1.312743       182,136         239,099
Select Bond.............................    6.204162         1,443        8,950       5.798055        20,881         121,068
High Yield Bond.........................     N/A            N/A           N/A         1.132473        10,927          12,375
Money Market............................    2.261796         1,277        2,888       2.114122        33,425          70,666
Balanced................................    4.206261         7,795       32,789       3.932070       352,995       1,388,003
                                                                        -------                                   ----------
  Equity................................                                 76,851                                       33,660
  Annuity Reserves......................                                  3,210                                    2,458,671
                                                                        -------                                   ----------
  Total Equity..........................                                $80,061                                   $2,492,331
                                                                        =======                                   ==========

                                                   CONTRACTS ISSUED:                           CONTRACTS ISSUED:
                                               ON OR AFTER MARCH 31, 1995                 ON OR AFTER MARCH 31, 1995
                                                   FRONT LOAD VERSION                          BACK LOAD VERSION
                                         --------------------------------------    -----------------------------------------
                                         ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                  UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
---------------------------------------- ------------    -----------    -------    ------------    -----------    ----------
Index 500 Stock.........................  $ 1.093889           881      $   963     $ 1.751242         1,817      $    3,247
Growth Stock............................    1.059921           455          482       1.144767           848             970
Growth and Income Stock.................    1.071240         1,038        1,112       1.157353         1,778           2,058
Aggressive Growth Stock.................    1.085737         1,163        1,262       2.291539         1,948           4,480
International Equity....................    1.080273           649          701       1.312743         1,722           2,261
Select Bond.............................    1.061944           374          397       5.742099           262           1,518
High Yield Bond.........................    1.063815           348          370       1.132473           612             693
Money Market............................    1.013464         1,173        1,188       2.109535         1,213           2,564
Balanced................................    1.072654         1,996        2,141       3.912731         1,774           6,976
                                                                        -------                                   ----------
  Equity................................                                  8,616                                       24,767
  Annuity Reserves......................                                     26                                           76
                                                                        -------                                   ----------
  Total Equity..........................                                $ 8,642                                   $   24,843
                                                                        =======                                   ==========

N/A -- Not Available. These divisions are currently not available to contractholders on contracts issued before December 17, 1981.

                         NML VARIABLE ANNUITY ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1994
                                 (IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Index 500 Stock
         162,024 shares (cost $187,936).................................................  $   205,285
      Aggressive Growth Stock
         125,738 shares (cost $210,969).................................................      251,350
      International Equity
         194,773 shares (cost $231,373).................................................      231,974
      Select Bond
         111,779 shares (cost $128,193).................................................      118,374
      Money Market
         68,781 shares (cost $68,781)...................................................       68,781
      Balanced
         996,826 shares (cost $1,307,713)...............................................    1,308,833
      Growth Stock
         12,382 shares (cost $12,508)...................................................       12,369
      Growth and Income Stock
         32,078 shares (cost $32,384)...................................................       31,564
      High Yield Bond
         7,695 shares (cost $7,805).....................................................        7,472   $ 2,236,002
                                                                                           ----------
  Due from Sale of Fund Shares.......................................................................         1,909
  Due from Northwestern Mutual Life Insurance Company................................................            45
                                                                                                         ----------
         Total Assets................................................................................   $ 2,237,956
                                                                                                         ==========
LIABILITIES
  Due to Participants................................................................................   $     1,799
  Due to Northwestern Mutual Life Insurance Company..................................................         1,909
  Due on Purchase of Fund Shares.....................................................................            45
                                                                                                         ----------
         Total Liabilities...........................................................................         3,753
                                                                                                         ----------
EQUITY
  Contracts Issued Prior to December 17, 1981:
    Division:
      Index 500 Stock:             14,230 Accumulation Units @ $1.529784................  $    21,769
                                   Annuity Reserves.....................................        1,412        23,181
                                                                                           ----------
      Aggressive Growth Stock:     1,474 Accumulation Units @ $2.042483.................        3,011
                                   Annuity Reserves.....................................           42         3,053
                                                                                           ----------
      International Equity:        2,643 Accumulation Units @ $1.229716.................        3,250
                                   Annuity Reserves.....................................           43         3,293
                                                                                           ----------
      Select Bond:                 1,493 Accumulation Units @ $5.569001.................        8,313
                                   Annuity Reserves.....................................          360         8,673
                                                                                           ----------
      Money Market:                1,458 Accumulation Units @ $2.206112.................        3,218
                                   Annuity Reserves.....................................           37         3,255
                                                                                           ----------
      Balanced:                    8,156 Accumulation Units @ $3.685079.................       30,054
                                   Annuity Reserves.....................................        1,038        31,092
                                                                                           ----------
  Contracts Issued On or After December 17, 1981:
    Division:
      Index 500 Stock:             119,846 Accumulation Units @ $1.498956...............  $   179,644
                                   Annuity Reserves.....................................        2,389       182,033
                                                                                           ----------
      Aggressive Growth Stock:     123,249 Accumulation Units @ $2.001269...............      246,655
                                   Annuity Reserves.....................................        1,498       248,153
                                                                                           ----------
      International Equity:        186,097 Accumulation Units @ $1.219510...............      226,947
                                   Annuity Reserves.....................................        1,660       228,607
                                                                                           ----------
      Select Bond:                 20,643 Accumulation Units @ $5.217451................      107,702
                                   Annuity Reserves.....................................        1,741       109,443
                                                                                           ----------
      Money Market:                31,467 Accumulation Units @ $2.067227................       65,049
                                   Annuity Reserves.....................................          386        65,435
                                                                                           ----------
      Balanced:                    363,391 Accumulation Units @ $3.453452...............    1,254,955
                                   Annuity Reserves.....................................       21,613     1,276,568
                                                                                           ----------
      Growth Stock:                12,213 Accumulation Units @ $1.006136................       12,288
                                   Annuity Reserves.....................................           69        12,357
                                                                                           ----------
      Growth and Income Stock:     31,543 Accumulation Units @ $0.994105................       31,357
                                   Annuity Reserves.....................................          241        31,598
                                                                                           ----------
      High Yield Bond:             7,229 Accumulation Units @ $1.021705.................        7,386
                                   Annuity Reserves.....................................           76         7,462
                                                                                           ----------    ----------
         Total Equity................................................................................     2,234,203
                                                                                                         ----------
         Total Liabilities and Equity................................................................   $ 2,237,956
                                                                                                        ===========

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT B
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

                                                                                            CAPITAL
                                                                                          APPRECIATION
                                                                                             STOCK               INDEX 500
                                                                    COMBINED                DIVISION          STOCK DIVISION
                                                           ---------------------------    ------------    -----------------------
                                                                   YEAR ENDED              YEAR ENDED           YEAR ENDED
                                                                  DECEMBER 31,            DECEMBER 31,         DECEMBER 31,
                                                           ---------------------------    ------------    -----------------------
                                                              1994             1993          1993*          1994           1993
                                                           ----------       ----------    ------------    --------       --------
   INVESTMENT INCOME
     Dividend Income.....................................  $  219,223       $   82,703      $  2,838      $  9,672       $  1,094
     Annuity Rate and Expense Guarantees.................      26,109           21,674           335         2,324          1,652
                                                           ----------       ----------      --------      --------       --------
     Net Investment Income (Loss)........................     193,114           61,029         2,503         7,348           (558)
                                                           ----------       ----------      --------      --------       --------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Realized Gain (Loss) on Investments.................      17,722            9,157           (13)          534            141
     Unrealized Appreciation (Depreciation) of
       Investments During the Year.......................    (226,913)          85,412        (1,770)       (7,574)        12,793
                                                           ----------       ----------      --------      --------       --------
     Net Gain (Loss) on Investments......................    (209,191)          94,569        (1,783)       (7,040)        12,934
                                                           ----------       ----------      --------      --------       --------
     Increase (Decrease) in Equity Derived from
       Investment Activity...............................     (16,077)         155,598           720           308         12,376
                                                           ----------       ----------      --------      --------       --------
   EQUITY TRANSACTIONS
     Contract Owners' Net Payments.......................     389,478          351,661         3,993        37,543         40,608
     Annuity Payments....................................      (4,241)          (2,615)          (87)         (476)          (266)
     Surrenders and Other (net)..........................    (121,978)         (84,382)       (1,986)       (8,669)        (4,762)
     Transfers from Other Divisions......................     254,710          147,730         1,559        16,836         18,562
     Transfers to Other Divisions........................    (254,710)        (147,730)       (1,962)      (26,080)       (17,154)
     Transfers from Merger...............................      --               --           (90,171)        --            90,171
                                                           ----------       ----------      --------      --------       --------
   Increase (Decrease) in Equity Derived from Equity
     Transactions........................................     263,259          264,664       (88,654)       19,154        127,159
                                                           ----------       ----------      --------      --------       --------
   Net Increase (Decrease) in Equity.....................     247,182          420,262       (87,934)       19,462        139,535
   Equity
     Beginning of Year...................................   1,987,021        1,566,759        87,934       185,752         46,217
                                                           ----------       ----------      --------      --------       --------
     End of Year.........................................  $2,234,203       $1,987,021      $      0      $205,214       $185,752
                                                           ==========       ==========      ========      ========       ========

 * Represents operations through April 30, 1993 (see note 5).

** The initial investment in the International Equity Division was made on April
     30, 1993.

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT B
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

      AGGRESSIVE GROWTH           INTERNATIONAL EQUITY                                                               BALANCED
       STOCK DIVISION                  DIVISION**               SELECT BOND DIVISION      MONEY MARKET DIVISION      DIVISION
    ---------------------     -----------------------------     ---------------------     ---------------------     ----------
                                               EIGHT MONTHS                                                         YEAR ENDED
         YEAR ENDED            YEAR ENDED         ENDED              YEAR ENDED                YEAR ENDED            DECEMBER
        DECEMBER 31,          DECEMBER 31,     DECEMBER 31,         DECEMBER 31,              DECEMBER 31,             31,
    ---------------------     ------------     ------------     ---------------------     ---------------------     ----------
      1994         1993           1994             1993           1994         1993         1994         1993          1994
    --------     --------     ------------     ------------     --------     --------     --------     --------     ----------
    $  1,607     $  2,358       $  6,775         $    776       $ 16,145     $  6,286     $  2,486     $  1,597     $  181,452
       2,503        1,384          2,224              318          1,513        1,348          750          689         16,576
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
        (896)         974          4,551              458         14,632        4,938        1,736          908        164,876
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
         297          996             96           --              1,449          294        --           --            15,332
      10,133       18,522         (9,711)          10,312        (21,331)       3,690        --           --          (197,139)
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
      10,430       19,518         (9,615)          10,312        (19,882)       3,984        --           --          (181,807)
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
       9,534       20,492         (5,064)          10,770         (5,250)       8,922        1,736          908        (16,931)
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
      61,047       37,426         76,394           30,342         25,069       38,454       35,360       29,078        134,088
        (114)         (79)          (120)             (14)          (382)        (224)         (54)         (57)        (3,087)
      (6,864)      (4,177)        (5,559)             193         (9,838)      (4,412)     (11,859)      (6,526)       (78,280)
      51,753       24,001         86,072           53,717          7,671       13,402       37,145       12,487         20,863
     (15,127)     (16,476)       (14,282)            (549)       (30,044)     (13,023)     (46,086)     (42,645)      (121,488)
       --           --            --               --              --           --           --           --            --
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
      90,695       40,695        142,505           83,689         (7,524)      34,197       14,506       (7,663)       (47,904)
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
     100,229       61,187        137,441           94,459        (12,774)      43,119       16,242       (6,755)       (64,835)
     150,977       89,790         94,459           --            130,890       87,771       52,448       59,203      1,372,495
    --------     --------       --------          -------       --------     --------     --------     --------     ----------
    $251,206     $150,977       $231,900         $ 94,459       $118,116     $130,890     $ 68,690     $ 52,448     $1,307,660
    ========     ========       ========          =======       ========     ========     ========     ========     ==========


         1993
      ----------
      $   67,754
          15,948
      ----------
          51,806
      ----------
           7,739
          41,865
      ----------
          49,604
      ----------
         101,410
      ----------
         171,760
          (1,888)
         (62,712)
          24,002
         (55,921)
          --
      ----------
          75,241
      ----------
         176,651
       1,195,844
      ----------
      $1,372,495
      ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT B
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

                                                                          GROWTH AND      HIGH YIELD
                                                         GROWTH STOCK    INCOME STOCK        BOND
                                                          DIVISION#       DIVISION#       DIVISION#
                                                         ------------    ------------    ------------
                                                         EIGHT MONTHS    EIGHT MONTHS    EIGHT MONTHS
                                                            ENDED           ENDED           ENDED
                                                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             1994            1994            1994
                                                         ------------    ------------    ------------
INVESTMENT INCOME
  Dividend Income......................................    $    165        $    513         $  408
  Annuity Rate and Expense Guarantees..................          52             132             35
                                                            -------         -------         ------
  Net Investment Income................................         113             381            373
                                                            -------         -------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on Investments..................      --              --                 14
  Unrealized Depreciation of Investments
    During the Year....................................        (138)           (820)          (333)
                                                            -------         -------         ------
  Net Loss on Investments..............................        (138)           (820)          (319)
                                                            -------         -------         ------
  Increase (Decrease) in Equity Derived from Investment
    Activity...........................................         (25)           (439)            54
                                                            -------         -------         ------
EQUITY TRANSACTIONS
  Contract Owners' Net Payments........................       4,757          12,083          3,137
  Annuity Payments.....................................          (1)             (5)            (2)
  Surrenders and Other (net)...........................         (85)           (579)          (245)
  Transfers from Other Divisions.......................       7,898          21,072          5,400
  Transfers to Other Divisions.........................        (187)           (534)          (882)
  Transfers from Merger................................      --              --             --
                                                            -------         -------         ------
Increase in Equity Derived from Equity
  Transactions.........................................      12,382          32,037          7,408
                                                            -------         -------         ------
Net Increase in Equity.................................      12,357          31,598          7,462
Equity
  Beginning of Year....................................      --              --             --
                                                            -------         -------         ------
  End of Year..........................................    $ 12,357        $ 31,598         $7,462
                                                            =======         =======         ======

#The initial investments in the Growth Stock, Growth and Income Stock, and High
 Yield Bond Divisions were made on May 3, 1994.

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT B
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1994

Note 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable annuity contracts for tax-deferred annuities, individual retirement annuities and non-qualified plans. Principal accounting policies are summarized below.

Note 2 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 3 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3%, 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1994 by each Division are shown below:

                          PURCHASES        SALES
                         ------------   -----------
Division:
Index 500 Stock........  $ 34,522,998   $ 8,093,785
Aggressive Growth
  Stock................    90,670,578       755,487
International Equity...   147,639,155       538,574
Select Bond............    26,050,454    18,832,067
Money Market...........    44,048,451    27,785,925
Balanced...............   206,651,719    90,245,163
Growth Stock...........    12,520,418        12,925
Growth and Income
  Stock................    32,636,141       252,130
High Yield Bond........     8,401,679       610,349

Note 5 -- On April 30, 1993, Northwestern Mutual Capital Appreciation Stock Fund was merged into the Northwestern Mutual Index 500 Stock Fund in a tax-free exchange of fund shares. 63,692,924 shares of Capital Appreciation Stock Division were exchanged for 66,806,801 shares of Index 500 Stock Division. The shares exchanged were valued at $90,211,524 for each Division.

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

Generally, for contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Generally, for contracts issued on or after December 17, 1981, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1 1/2% annual rate.

Note 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Currently, no charges for taxes have been made by Northwestern Mutual Life to the Account. Accordingly, no provision for any such liability has been made.

                        [PRICE WATERHOUSE LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Index 500 Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, Money Market Division, Balanced Division, Growth Stock Division, Growth and Income Stock Division and the High Yield Bond Division thereof at December 31, 1994, the results of their operations and the changes in their equity for each of the two years in the period then ended for NML Variable Annuity Account B and the Index 500 Stock Division, Aggressive Growth Stock Division, Select Bond Division, Money Market Division and Balanced Division, for the year ended December 31, 1994 and for the period from April 30, 1993 (commencement of operations) through December 31, 1993 for the International Equity Division, for the period from May 3, 1994 (commencement of operations) through December 31, 1994 for the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division, and for the period ended April 30, 1993 (date of merger with the Index 500 Stock Division) for the Capital Appreciation Stock Division, all in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1994 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

[sig.]

Milwaukee, Wisconsin
January 25, 1995

NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY AND SUBSIDIARY
CONSOLIDATED FINANCIAL STATEMENTS

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENT OF FINANCIAL POSITION

                                                         DECEMBER 31,
                                                      1994         1993
                                                    ----------------------
                                                       (In millions)
ASSETS
BONDS
  United States Government                          $ 3,501       $  2,372
  Industrial and other                               19,232         18,077
                                                    ----------------------
                                                     22,733         20,449
                                                    ----------------------
STOCKS
  Common                                              2,192          2,091
  Unconsolidated subsidiaries                           504            416
  Preferred                                             511            459
                                                    ----------------------
                                                      3,207          2,966
                                                    ----------------------
MORTGAGE LOANS                                        7,099          6,505
REAL ESTATE
  Investment                                          1,072          1,068
  Home office                                           141            148
                                                    ----------------------
                                                      1,213          1,216
                                                    ----------------------
LOANS ON POLICIES                                     6,144          5,846
OTHER INVESTMENTS                                     1,301          1,257
CASH AND TEMPORARY INVESTMENTS                          803            783
DUE AND ACCRUED INVESTMENT INCOME                       650            690
                                                    ----------------------
  Total invested assets                              43,150         39,712
                                                    ----------------------
SEPARATE ACCOUNT BUSINESS                             3,806          3,483
OTHER ASSETS                                          1,156            866
                                                    ----------------------
  Total Assets                                      $48,112       $ 44,061
                                                    ======================

LIABILITIES AND RESERVES
LIABILITY FOR POLICY BENEFITS
  Insurance and annuity reserves                    $36,124       $ 32,861
  Policy benefits left for future payments              866            829
  Premium deposits                                      419            403
  Policy benefits in process of payment                 138            108
  Policyowner dividends payable                       1,950          1,785
                                                    ----------------------
                                                     39,497         35,986
                                                    ----------------------
OTHER LIABILITIES
  Interest maintenance reserve                           11            279
  Income taxes                                          561            411
  Miscellaneous                                         822            645
                                                    ----------------------
                                                      1,394          1,335
                                                    ----------------------
SEPARATE ACCOUNT BUSINESS                             3,806          3,483
                                                    ----------------------
ASSET VALUATION RESERVE                               1,190          1,227
                                                    ----------------------
  Total liabilities and asset valuation reserve      45,887         42,031
                                                    ----------------------
GENERAL CONTINGENCY RESERVE                           2,225          2,030
                                                    ----------------------
Total Liabilities and Contingency Reserves          $48,112       $ 44,061
                                                    ======================

   The accompanying notes are an integral part of the financial statements.

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF OPERATIONS

                                                  FOR THE YEAR ENDED
                                                    DECEMBER 31,
                                               1994     1993       1992
                                             ----------------------------
                                                    (In millions)
INCOME
PREMIUMS                                     $ 5,743   $  5,295   $ 4,889
NET INVESTMENT INCOME                          3,106      2,913     2,753
POLICY BENEFITS LEFT WITH COMPANY
  AND OTHER INCOME                               636        570       523
                                             ----------------------------
      Total income                             9,485      8,778     8,165
                                             ----------------------------
DISPOSITION OF INCOME
COSTS
  Agents' compensation                           492        487       443
  Other insurance costs                          334        361       303
  Premium and other taxes or assessments         120        116       112
                                             ----------------------------
                                                 946       964        858
                                             ----------------------------
BENEFITS TO POLICYOWNERS AND BENEFICIARIES
  Death benefits                                 609        526       459
  Matured endowments                              54         44        49
  Annuity benefits                                94         85        75
  Disability benefits                            151        126       111
  Surrender benefits                             904        837       762
  Payments from policy benefits
    left with Company                            568        498       482
  Net transfers to separate accounts             344        302       258
  Net additions to policy reserves             3,313      3,078     2,870
                                             ----------------------------
                                               6,037      5,496     5,066
                                             ----------------------------
    Total disposition of income                6,983      6,460     5,924
                                             ----------------------------
SAVINGS FROM OPERATIONS BEFORE
  INCOME TAXES AND DIVIDENDS                   2,502      2,318     2,241

INCOME TAX EXPENSE                               281        208       242
                                             ----------------------------
SAVINGS FROM OPERATIONS BEFORE DIVIDENDS       2,221      2,110     1,999
POLICYOWNER DIVIDENDS                          1,942      1,780     1,755
                                             ----------------------------
NET SAVINGS FROM OPERATIONS                      279        330       244
NET REALIZED CAPITAL GAINS, LESS
  TAX EXPENSE OF $85, $82, AND
  $64 RESPECTIVELY                               119        180       105
                                             ----------------------------
CONTRIBUTION TO GENERAL
  CONTINGENCY RESERVE
  FROM OPERATIONS                            $   398   $    510   $   349
                                             ============================

    The accompanying notes are an integral part of the financial statements.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENT OF GENERAL CONTINGENCY RESERVE

                                                                 FOR THE YEAR ENDED
                                                                    DECEMBER 31,
                                                       1994            1993          1992
                                                  ------------------------------------------
                                                                   (IN MILLIONS)
BEGINNING OF YEAR BALANCE                            $  2,030       $   1,850       $ 1,655
  Contribution to general contingency
    reserve from operations                               398             510           349
  Net unrealized capital losses                          (242)            (89)         (110)
  Change in asset valuation reserve                        37            (157)         (119)
  Transfer from voluntary investment reserve               --              --           106
  Other -- net                                              2             (84)          (31)
                                                     --------------------------------------
END OF YEAR BALANCE                                  $  2,225       $   2,030       $ 1,850
                                                     ======================================


                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            FOR THE YEAR ENDED
                                                               DECEMBER 31,
                                                     1994            1993           1992
                                                  -----------------------------------------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance premiums, annuities
    and other considerations                         $  6,299       $   5,777      $  5,342
  Net investment income received                        3,013           2,813         2,666
  Net loans on policies                                  (297)           (143)         (159)
  Benefits paid to policyholders and
    beneficiaries                                      (2,357)         (2,116)       (1,927)
  Net transfers to separate accounts                     (344)           (302)         (258)
  Policyowner dividends paid                           (1,777)         (1,759)       (1,596)
  Expenses and taxes                                   (1,033)         (1,135)       (1,071)
  Other -- net                                             89             (81)           45
                                                     --------------------------------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES             3,593           3,054         3,042

CASH FLOWS FROM INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD OR MATURED
  Bonds                                                27,096          20,221        13,884
  Stocks                                                1,469           1,122         1,027
  Mortgage loans                                          512             394           300
  Real estate                                             164              43            71
  Other invested assets                                   213             132            24
  Capital gain (tax) benefit                               28            (124)          (82)
                                                     --------------------------------------
                                                       29,482          21,788        15,224
COST OF INVESTMENTS ACQUIRED
  Bonds                                                29,674          22,393        16,446
  Stocks                                                1,606           1,288           755
  Mortgage loans                                        1,356             970           510
  Real estate                                               6              46            63
  Other invested assets                                   413             152           238
                                                     --------------------------------------
                                                       33,055          24,849        18,012
  NET CASH USED IN INVESTING ACTIVITIES                (3,573)         (3,061)       (2,788)
                                                     --------------------------------------
NET INCREASE (DECREASE) IN CASH AND
  TEMPORARY INVESTMENTS                                    20             (7)           254
CASH AND TEMPORARY INVESTMENTS,
  BEGINNING OF YEAR                                       783             790           536
                                                     --------------------------------------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR          $    803       $     783      $    790
                                                     ======================================

    The accompanying notes are an integral part of the financial statements.

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       DECEMBER 31, 1994, 1993, AND 1992

NOTE 1 - PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the "Company") and its wholly-owned life insurance subsidiary. The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled. These policies are considered generally accepted accounting principles for mutual life insurance companies.

In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which establishes a different definition of generally accepted accounting principles for mutual life insurance companies. Under the Interpretation, financial statements of mutual life insurance companies for periods beginning after December 15, 1995 which are prepared on the basis of statutory accounting will no longer be characterized as in conformity with generally accepted accounting principles.

Management of the Company has not yet determined the effect on its December 31, 1994 financial statements of applying the Interpretation. The Company is considering application of the accounting changes required to present its financial statements in conformity with generally accepted accounting principles. If the Company chooses to adopt the required accounting changes, the effect of the changes would be reported retroactively through restatement of all previously issued financial statements beginning with the earliest year presented. The cumulative effect of adopting these changes would be included in the earliest year presented.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds -Amortized cost using the interest method, except for loan-backed and structured securities which are amortized to estimated prepayment dates using the prospective method

Common Stocks             -Market value
Preferred Stocks          -Cost
Unconsolidated
  Subsidiaries            -Equity in subsidiaries' net assets
Mortgage Loans            -Amortized cost
Investment Real Estate    -Lower of cost, less depreciation and
                          encumbrances, or estimated net realizable value

Home Office Real Estate   -Cost, less depreciation
Loans on Policies         -Cost
Other Investments-
Joint Ventures            -Equity in ventures' net assets

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


SEPARATE ACCOUNT BUSINESS

This business consists of annuities funded by specific assets held in separate accounts. The assets in these accounts are carried at market value. The policy values reflect the investment performance of the respective accounts.

INSURANCE, ANNUITY AND DISABILITY INCOME RESERVES

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3-1/2% to 5-1/2%. Other policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4-1/2%.

Deferred annuity reserves on policies issued since 1985 are valued using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3-1/2% to 6-1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are present values of expected benefit payments at interest rates ranging from 3-1/2% to 8-1/4%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Previous DI business used the net level premium method, using a 3% or 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in first two years of disability) with interest rates ranging from 3% to 5-1/2%.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long-term fixed income investments. Net realized gains and losses charged to the IMR are amortized into investment income over the approximate remaining life of the investment sold.

ASSET VALUATION RESERVE

The Company is also required to maintain an asset valuation reserve ("AVR"). The AVR establishes a reserve for certain invested assets held by the Company. In the aggregate, AVR was 84% and 91% of the allowable maximum at December 31, 1994 and 1993, respectively.

PREMIUM INCOME

Life insurance premiums are recognized as income at the beginning of each policy year.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and co-insurance contracts.

             FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

As of December 31, 1994 and 1993, total life insurance inforce approximated $347 billion and $313 billion, respectively, of which approximately $104 billion and $96 billion, respectively, comprised principally of term insurance, had been ceded to various reinsurers. The Company retains a maximum of $10 million of coverage per individual life.

OPERATING COSTS

Operating costs, including costs of acquiring new policies, are charged to operations as incurred.

INCOME TAXES

Provisions for income taxes are based on current income tax returns without recognition of deferred taxes due to timing differences. The portion of the federal income tax based on mutual life insurance company equity is reflected as a component of income tax expense, including related adjustments for prior years.

The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of taxes. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on savings from operations before income tax expense (after dividends) in 1994 was approximately 50.2%. Two significant factors cause the Company's effective rate to exceed the federal corporate rate of 35%. First, the Company pays "surplus tax", a tax that is assessed only on mutual life insurance companies, which is an amount that proports to equate a portion of policyholder dividends with nondeductible dividends paid to shareholders of stock companies. Second, the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

POLICYOWNER DIVIDENDS

Dividends payable in the following year are charged to current operations.

NOTE 2 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following summarizes the bases used by the Company in estimating its fair value disclosures for financial instruments:

    BONDS AND PREFERRED STOCKS - Fair values are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

    MORTGAGE LOANS - Fair values are derived by discounting the future estimated cash flows using current interest rates for debt securities with similar credit risk and maturities, or utilizing net realizable values.

    LOANS ON POLICIES - The carrying amount reported in the statement of financial position approximates fair value since loans on policies reduce the amount payable at death or at surrender of the contract.

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

    CASH AND TEMPORARY INVESTMENTS AND DUE AND ACCRUED INVESTMENT INCOME - The carrying amounts reported in the statement of financial position approximate fair value.

    ANNUITY RESERVES (without mortality/morbidity features) - Fair values are derived by discounting the future estimated cash flows using current interest rates with similar maturities.

    OTHER DEPOSIT LIABILITIES - The carrying amounts reported in the statement of financial position approximate fair value.

NOTE 3 - INVESTMENTS

NET INVESTMENT INCOME

The Company's net investment income for the years ended December 31, 1994, 1993 and 1992 consists of the following:

                                                      (IN MILLIONS)

                                               1994      1993     1992
                                             ----------------------------
Interest, dividends, rents, equity
  in unconsolidated subsidiaries'
  earnings and joint venture income          $ 3,395   $  3,215   $ 3,039
Less: Investment expenses and
   depreciation                                 (289)      (302)     (286)
                                             ----------------------------
Net Investment Income                        $ 3,106   $  2,913   $ 2,753
                                             ============================


REALIZED GAINS AND LOSSES

During 1994, 1993 and 1992, the Company, in its normal course of business, sold certain invested assets realizing gains and losses before transfer to the IMR and capital gains tax from such sales as follows:

                             FOR THE YEAR ENDED                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                              DECEMBER 31, 1994                   DECEMBER 31, 1993                DECEMBER 31, 1992
                       -------------------------------   ---------------------------------   ------------------------------
                                               NET                                  NET                               NET
                                             REALIZED                             REALIZED                         REALIZED
                       REALIZED   REALIZED    GAINS      REALIZED    REALIZED      GAINS     REALIZED   REALIZED    GAINS
                         GAINS     LOSSES    (LOSSES)     GAINS       LOSSES      (LOSSES)     GAINS     LOSSES    (LOSSES)
                       ----------------------------------------------------------------------------------------------------
                                                                    (IN MILLIONS)
Bonds                     $171     $(535)     $(364)        $438      $(133)        $305        $263     $ (90)      $173
Stocks                     499      (291)       208          297        (36)         261         266       (53)       213
Mortgage loans              --       (37)       (37)           1        (12)         (11)         --        (3)        (3)
Real estate                 16        (7)         9           13         (2)          11          15       (11)         4
Other invested assets      110       (98)        12          100        (54)          46          87      (131)       (44)
                       ----------------------------------------------------------------------------------------------------
                          $796     $(968)     $(172)        $849      $(237)        $612        $631     $(288)      $343
                       ====================================================================================================

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


DEBT SECURITIES

Debt securities consist of all bonds, fixed maturity preferred stocks and short term fixed income investments.

The statement values, which principally represent amortized cost, and estimated market values of the Company's debt securities at December 31, 1994 and 1993 are as follows:


December 31, 1994                      RECONCILIATION TO ESTIMATED MARKET VALUE
-------------------------------------------------------------------------------
                                            GROSS          GROSS      ESTIMATED
                         STATEMENT     UNREALIZED     UNREALIZED         MARKET
                             VALUE   APPRECIATION   DEPRECIATION          VALUE
-------------------------------------------------------------------------------
                                           (IN MILLIONS)
US Government and
  political obligations    $ 3,334        $   61         $  (41)        $ 3,354
Mortgage-backed
  securities                 5,652            53           (321)          5,384
Corporate and other
  debt securities           14,488           203           (515)         14,176
                          -----------------------------------------------------
                            23,474           317           (877)         22,914

Preferred stocks                71             1             (7)             65
                          -----------------------------------------------------
  Total                    $23,545        $  318         $ (884)        $22,979
                          =====================================================


December 31, 1993                      RECONCILIATION TO ESTIMATED MARKET VALUE
-------------------------------------------------------------------------------
                                            GROSS           GROSS     ESTIMATED
                          STATEMENT    UNREALIZED      UNREALIZED        MARKET
                              VALUE  APPRECIATION    DEPRECIATION         VALUE
-------------------------------------------------------------------------------
                                           (IN MILLIONS)
US Government and
  political obligations    $ 3,005       $   230        $    (8)       $  3,227
Mortgage-backed
  securities                 4,894           212            (22)          5,084
Corporate and other
  debt securities           13,260         1,076            (46)         14,290
                          -----------------------------------------------------
                            21,159         1,518            (76)         22,601

Preferred stocks                91             3             (2)             92
                          -----------------------------------------------------
  Total                    $21,250       $ 1,521        $   (78)       $ 22,693
                          =====================================================


The amortized cost and estimated market value of debt securities at December 31, 1994 and 1993, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

                             DECEMBER 31, 1994          DECEMBER 31, 1993
--------------------------------------------------------------------------------
                                       ESTIMATED                       ESTIMATED
                          STATEMENT       MARKET       STATEMENT          MARKET
                              VALUE        VALUE           VALUE           VALUE
--------------------------------------------------------------------------------
                                                  (IN MILLIONS)
Due in one year or less    $ 1,102       $ 1,100         $   976         $   981

Due after one year
  through five years         4,491         4,444           3,568           3,804

Due after five years
  through ten years          5,787         5,711           5,714           6,172

Due after ten years          6,513         6,340           6,098           6,652
                          ------------------------------------------------------
                            17,893        17,595          16,356          17,609
Mortgage-backed
  securities                 5,652         5,384           4,894           5,084
                          ------------------------------------------------------
                           $23,545       $22,979         $21,250         $22,693
                          ======================================================


The fair value of perpetual preferred stocks as of December 31, 1994 and 1993 approximates $440 million and $415 million, respectively, compared to the statement values of $440 million and $368 million, respectively.


MORTGAGE LOANS

As of December 31, 1994 and 1993, the mortgage loan portfolio was distributed as follows:


                             DECEMBER 31, 1994          DECEMBER 31, 1993
-------------------------------------------------------------------------------
                          STATEMENT          % OF       STATEMENT          % OF
GEOGRAPHIC LOCATION           VALUE         TOTAL           VALUE         TOTAL
-------------------------------------------------------------------------------
                                                  (IN MILLIONS)
Middle Atlantic             $  738          10.4%         $  518            8.0%
South Atlantic               1,943          27.4           1,492           22.9
North Central                1,289          18.2           1,341           20.6
South Central                  921          13.0           1,014           15.6
Pacific Northwest              355           5.0             289            4.4
Pacific                      1,531          21.5           1,508           23.2
Canada                         322           4.5             343            5.3
                          ------------------------------------------------------
                            $7,099         100.0%         $6,505          100.0%
                          ======================================================


PROPERTY TYPE
--------------------------------------------------------------------------------
Retail                      $2,475          34.9%         $2,561           39.4%
Office Building              2,176          30.6           2,079           32.0
Residential                  1,526          21.5           1,013           15.5
Commercial                     745          10.5             687           10.6
Other                          177           2.5             165            2.5
                          ------------------------------------------------------
                            $7,099         100.0%         $6,505          100.0%
                          ======================================================


                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


The fair value of mortgage loans as of December 31, 1994 and 1993 approximates $6,879 million and $6,900 million, respectively. Increases in current interest rates were a major reason for the decline in fair value relative to statement value in 1994. Loans with fair values that are less than statement values for reasons other than changes in interest rates are adequately covered by normal AVR reserves and by a $45 million special reserve established by the Company for mortgage loans.

AFFILIATES

Since 1991, the Company has periodically sold shares of MGIC Investment Corporation ("MGIC"), an affiliate. In 1992, the Company sold 6.6 million shares of MGIC for $175 million, generating a realized capital gain of $88 million. In 1993, the Company sold 0.9 million shares for $52 million, generating a realized capital gain of $38 million. In 1994, the Company sold
5.8 million shares for $51 million, generating a realized capital gain of $3 million. Of the shares sold in 1994, 5.7 million were sold to a subsidiary of the Company in accordance with an option agreement with the subsidiary; no gain or loss was realized on this sale. At December 31, 1994, the estimated market value of the Company's remaining 19.96% investment in MGIC exceeded the statement value by $214 million.

REAL ESTATE

For real estate and joint venture properties acquired subsequent to December 1990, the Company calculates depreciation using the straight-line method in accordance with guidelines established by the National Association of Insurance Commissioners. For properties acquired prior to December 1990, the Company calculates depreciation using either the straight-line method or the constant-yield method. Home office real estate is depreciated using the straight-line method. At December 31, 1994 and 1993, investment real estate includes $146 million and $126 million, respectively, of real estate acquired through foreclosure.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company's current utilization of derivative financial instruments is limited. Most of the Company's derivative transactions are used to reduce or modify risks of volatility related to currency or interest rate movements. These hedging strategies use forwards, futures and swaps. At December 31, 1994, the Company held foreign currency forward contracts with a notional value of $605 million as a partial hedge against foreign currency exposure of foreign denominated investments. Changes in the market value of these contracts offset currency gains and losses on the hedged investments. The capital gains or losses are unrealized before contract settlement and realized on settlement. These currency hedges represent most of the Company's derivative positions.
The effect of derivative transactions is not significant to the Company's results from operations or financial position.

NOTE 4 - ANNUITIES AND OTHER DEPOSIT LIABILITIES

The fair value of annuities and other deposit liabilities as of December 31, 1994 and 1993 are as follows:


                             DECEMBER 31, 1994         DECEMBER 31, 1993
---------------------------------------------------------------------------
                         STATEMENT         FAIR    STATEMENT        FAIR
                             VALUE        VALUE        VALUE       VALUE
---------------------------------------------------------------------------
                                            (IN MILLIONS)
Annuities                   $2,474       $2,203       $2,263       $2,079

Other deposit liabilities      727          727          707          707


               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


NOTE 5 - BENEFIT PLANS

The Company maintains non-contributory defined benefit retirement plans for all eligible employees and agents as well as a non-contributory defined contribution plan for all full-time agents. These plans are funded currently and plan assets of $939 million at December 31, 1994 are primarily included in the separate accounts of the Company. As of January 1, 1994, the most recent actuarial valuation date available, the defined benefit plans were fully funded.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Postretirement benefit expenses, which includes the expected cost of postretirement benefits for newly eligible and vested employees and interest costs, was $7 million and $9 million for the years ended December 31, 1994 and 1993, respectively. At December 31, 1994 and 1993, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested employees was $47 million and $50 million, respectively. The estimated postretirement benefit obligation for active non-vested employees was $44 million and $45 million at December 31, 1994 and 1993, respectively. The discount rate used to determine the postretirement benefit obligation was 8% and the health care cost trend rate was 12% in 1994, declining by 1% per year to an ultimate rate of 6% over 7 years. If the health care cost trend rate assumptions were increased by 1%, the postretirement benefit obligation as of December 31, 1994 would be increased by $6 million.

At December 31, 1994 and 1993, plan assets attributable to postretirement health care benefits totalled $25 million.

NOTE 6 - REINSURANCE

The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. The effect of reinsurance on premiums and benefits for the years ended December 31, 1994 and 1993 are as follows (in millions):

                                                    1994         1993
                                                  ----------------------
DIRECT PREMIUMS                                   $5,977       $ 5,508
REINSURANCE CEDED                                   (234)         (213)
                                                  ---------------------
NET PREMIUMS                                      $5,743       $ 5,295
                                                  =====================

BENEFITS TO POLICYHOLDERS
  AND BENEFICIARIES                               $6,178       $ 5,600

REINSURANCE RECOVERIES                              (141)         (104)
                                                  ---------------------
NET BENEFITS TO POLICYHOLDERS AND
  BENEFICIARIES                                   $6,037       $ 5,496
                                                  =====================


In addition, during 1994 and 1993 the Company received credits of $63 million and $59 million, respectively from reinsurers representing reimbursements of commissions and other expenses. These credits are included in other income in the consolidated summary of operations.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 7 - CONTINGENCIES

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates and market volatility. These instruments may involve credit risk and may also be subject to risk of loss due to interest rate fluctuations.

The Company has guaranteed certain obligations of its affiliates. These guarantees totalled approximately $83 million and $95 million at December 31, 1994 and 1993, respectively, and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE




              100 East Wisconsin Avenue                  Telephone 414 276 9500
              Suite 1500
              Milwaukee, WI 53202

[Price Waterhouse LLP Letterhead]


                       REPORT OF INDEPENDENT ACCOUNTANTS
                       ---------------------------------

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

In our opinion, the accompanying consolidated statement of financial position and the related consolidated statement of operations, statement of general contingency reserve and statement of cash flows present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

January 25, 1995

                               TABLE OF CONTENTS



                                                                                                           PAGE
                                                                                                           ----
DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2

DETERMINATION OF ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2
  Amount of Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2
  Annuity Unit Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-3
  Illustrations of Variable Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-3

VALUATION OF ASSETS OF THE ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-4

TRANSFERABILITY RESTRICTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-4

EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-4

FINANCIAL STATEMENTS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-5
(for the six months ended June 30, 1995 -- unaudited)

FINANCIAL STATEMENTS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-11
(for year ended December 31, 1994)

REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-16
(for year ended December 31, 1994)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-17
(for the three years ended December 31, 1994)

REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-29
(for the three years ended December 31, 1994)


                                     PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a)  Financial Statements
       The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

       NML Variable Annuity Account B
       (for the six months ended June 30, 1995 -- unaudited)
         Statement of Assets and Liabilities
         Statement of Operations and Changes in Equity
         Notes to Financial Statements
       (for year ended December 31, 1994)
         Statement of Assets and Liabilities
         Statement of Operations and Changes in Equity
         Notes to Financial Statements
         Report of Independent Accountants

       The Northwestern Mutual Life Insurance Company
       (for the three years ended December 31, 1994
         Consolidated Statement of Financial Position
         Consolidated Statement of Operations
         Consolidated Statement of General Contingency Reserve
         Consolidated Statement of Cash Flows
         Notes to Consolidated Financial Statements
         Report of Independent Accountants

 (b)   Exhibits
       EX-99.B1    Restated Articles of Incorporation of The Northwestern
                   Mutual Life Insurance Company.
       EX-99.B2    By-Laws of The Northwestern Mutual Life Insurance Company.
       EX-99.B9    Form of Variable Annuity Front Load Contract - Form
                   QQV.ACCT.B (0196) (sex neutral).
       EX-99.B9(a) Form of Variable Annuity Back Load Contract - Form QQV.ACCT.B
                   (0196) (sex neutral).
       EX-99.B9(b) Form of Variable Annuity Front Load and Back Load Contract
                   Payment Rate Tables - Form QQV.ACCT.A.B. (0196)
                   (sex distinct).
       EX-99.B11   Consent of Price Waterhouse LLP.
       EX-27       Financial Data Schedule for the period ended December 31,
                   1994.
       EX-27a      Financial Data Schedule for the period ended June 30, 1995.

Item 25. Directors and Officers of the Depositor

        The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of October 1, 1995, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                           Business Address
----                                           ----------------
R. Quintus Anderson                             The Aarque Companies
                                                111 West Second Street
                                                Jamestown, NY 14701

Edward E. Barr                                  Sun Chemical Corporation
                                                222 Bridge Plaza South
                                                Fort Lee, NJ  07024

Gordon T. Beaham III                            Faultless Starch/Bon Ami Co.
                                                1025 West Eighth Street
                                                Kansas City, MO 64101

Frank H. Bertsch                                Flexsteel Industries, Inc.
                                                P.O. Box 877
                                                Dubuque, IA 52001


Robert C. Buchanan                              Fox Valley Corporation
                                                P.O. Box 727
                                                Appleton, WI  54912

Robert E. Carlson                               The Northwestern Mutual Life
                                                  Insurance Company
                                                720 East Wisconsin Avenue
                                                Milwaukee, WI 53202

George A. Dickerman                             Spalding Sports Worldwide
                                                425 Meadow Street
                                                P.O. Box 901
                                                Chicopee, MA  01021-0901

Thomas I. Dolan                                 A.O. Smith Corporation
                                                P.O. Box 23971
                                                Milwaukee, WI 53223-0971

Pierre S. du Pont IV                            Richards, Layton and Finger
                                                1 Rodney Square
                                                Wilmington, DE 19801

James D. Ericson                                The Northwestern Mutual Life
                                                  Insurance Company
                                                720 East Wisconsin Avenue
                                                Milwaukee, WI 53202

J. E. Gallegos                                  Gallegos Law Firm
                                                460 St. Michaels Drive
                                                Building 300
                                                Santa Fe, NM 87501

Patricia Albjerg Graham                         420 Gutman
                                                Graduate School of Education
                                                Harvard University
                                                Cambridge, MA  02138





Richard H. Holton                       Haas School of Business
                                        350 Barrows Hall
                                        University of California
                                        Berkeley, CA 94720

Stephen F. Keller                       The Santa Anita Companies
                                        P.O. Box 60014
                                        Arcadia, CA  91066-6014

J. Thomas Lewis                         Monroe & Lemann
                                        Suite 3300
                                        210 St. Charles Avenue
                                        New Orleans, LA 70170

Fred G. Luber                           Super Steel Products Corp.
                                        P.O. Box 23418
                                        Milwaukee, WI 53223

Daniel F. McKeithan, Jr.                Tamarack Petroleum Company, Inc.
                                        Suite 1920
                                        777 East Wisconsin Avenue
                                        Milwaukee, WI 53202

Guy A. Osborn                           Universal Foods Corp.
                                        433 East Michigan Street
                                        Milwaukee, WI 53202

Donald J. Schuenke                      The Northwestern Mutual
                                          Life Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

H. Mason Sizemore, Jr.                  The Seattle Times
                                        P.O. Box 70
                                        Seattle, WA  98111

Harold Byron Smith, Jr.                 Illinois Tool Works, Inc.
                                        3600 West Lake Avenue
                                        Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                  Carolina Power & Light Company
                                        P.O. Box 1551
                                        Raleigh, NC  27602

John E. Steuri                          ALLTEL Information
                                          Services, Inc.
                                        4001 Rodney Parham Road
                                        Little Rock, AR  72212-2496

John J. Stollenwerk                     Allen-Edmonds Shoe Corporation
                                        201 East Seven Hills Road
                                        P.O. Box 998
                                        Port Washington, WI 53074-0998

Barry L. Williams                       Williams Pacific Ventures, Inc.
                                        1200 Bayhill Drive, Suite 300
                                        San Bruno, CA  94066

Kathryn D. Wriston                      870 United Nations Plaza
                                        Apartment 23-A
                                        New York, NY 10017

 EXECUTIVE OFFICERS

NAME                                                      TITLE
----                                                      -----
Deborah A. Beck                            Senior Vice President
John M. Bremer                             Senior Vice President, General Counsel
                                                  and Secretary
Peter W. Bruce                             Executive Vice President
Robert E. Carlson                          Executive Vice President and Trustee
Steven T. Catlett                          Vice President
Mark G. Doll                               Senior Vice President and Treasurer
Thomas E. Dyer                             Vice President
James W. Ehrenstrom                        Senior Vice President
James D. Ericson                           President and Chief Executive Officer,
                                                   Trustee
Richard L. Hall                            Senior Vice President
William C. Koenig, FSA                     Senior Vice President and Chief Actuary
Gary E. Long                               Vice President and Controller
Susan A. Lueger                            Vice President
Meridee J. Maynard                         Vice President
Donald L. Mellish                          Vice President
Ralph A. Pelton                            Vice President
Gregory C. Oberland                        Vice President
Barbara F. Piehler                         Vice President
James F. Reiskytl                          Vice President
Virgil L. Renne, Jr.                       Vice President - Employer Product Marketing
Mason G. Ross                              Senior Vice President
Leonard F. Stecklein                       Vice President - Policyowner Services
Frederic H. Sweet                          Senior Vice President
Dennis Tamcsin                             Senior Vice President
Martha M. Valerio                          Vice President
W. Ward White                              Vice President
Walt J. Wojcik                             Senior Vice President
Edward J. Zore                             Executive Vice President

OTHER OFFICERS

NAME                                                         TITLE
----                                                         -----
John M. Abbott                                     Associate Director - Benefits
                                                   Research
Ronald C. Alberts                                  Investment Officer
Thomas R. Anderson                                 Assistant Director - Advanced
                                                            Marketing
Maria J. Avila                                     Assistant Controller
Michael J. Backus                                  Associate Director of Information
                                                              Systems
Jerome R. Baier                                    Director - Securities
John E. Bailey                                     Senior Actuary
Nicholas H. Bandow                                 Assistant Director-Information
                                                              Systems
Lynn F. Bardele                                    Director - Corporate Services
Walter L. Barlow                                   Assistant Director of Education

David A. Barras                                    Associate Director
Bradford P. Bauer                                  Assistant Director-Advanced  Marketing
James M. Baumgartner                               Officer - Underwriting Standards &
                                                              Services
Robert J. Berdan                                   Assistant General Counsel &
                                                              Assistant Secretary
Beth M. Berger                                     Assistant General Counsel &
                                                              Assistant Secretary
James L. Bergschneider                             Director - Underwriting Services
Frederick W. Bessette                              Assistant General Counsel & Asst.
                                                              Secretary
Erik E. Bieck                                      Director - Individual Annuity
                                                              Marketing
D. Rodney Bluhm                                    Assistant General Counsel
Donald T. Bobbs                                    Investment Officer
Timothy J. Bohannon                                Regional Director of
                                                              Agencies
Margaret Bowe Bonvicini                            Associate Director - Employment &
                                                             Affirmative Action
Willette Bowie                                     Employee Relations Director
Mark C. Boyle                                      Assistant General Counsel & Asst.
                                                              Secretary
Martin R. Braasch                                  Director - Underwriting Standards &
                                                              Services
Patricia R. Braeger                                Assistant Director - Information Systems

Melissa C. Brooks                                  Assistant Director - Advanced
                                                              Marketing
Mary P. Buczynski                                  Assistant Director
Michael S. Bula                                    Assistant General Counsel
Jerry C. Burg                                      Associate Director - Field Benefits
Gregory B. Bynan                                   Director - Corporate Services
Kim M. Cafaro                                      Assistant General Counsel & Asst.
                                                              Secretary
Shanklin B. Cannon, M.D.                           Medical Director - Life
                                                              Products/Research
Terese J. Capizzi                                  Actuarial Products Officer
Kurt P. Carbon                                     Assistant Regional Director
Thomas A. Carroll                                  Director - Common Stock Division
Michael G. Carter                                  Assistant General Counsel & Asst.
                                                              Secretary
William W. Carter                                  Associate Actuary
John E. Caspari                                    Assistant Director - Advertising &
                                                              Corporate Information
Donald E. Chappie                                  Associate Director of Field Benefits
Walter J. Chossek                                  Associate Controller
Thomas R. Christenson                              Director - Employer Product Services
J. Thomas Christofferson                           Vice President
Alan E. Close                                      Associate Controller
Carolyn M. Colbert                                 Assistant Director - New
                                                              Business
Timothy S. Collins                                 Associate Director
Margaret Winter Combe                              Assistant Director - Process
                                                              and Project Management
Virginia A. Corwin                                 Assistant Director - New Business
Barbara E. Courtney                                Assistant Controller
Larry A. Curran                                    Actuarial Administrative Officer




Daniel G. Cuske                                    Associate Director - Fixed Income
Brian H. Davidson                                  Associate Director
Thomas H. Davis                                    Associate Director - Information
                                                              Systems
Jefferson V. De Angelis                            Vice President - Fixed Income
Nicholas De Fino                                   Investment Officer - Portfolio
                                                              Management
David J. Derfus                                    Assistant Controller
Carol A. Detlaf                                    Associate Director - Human Resources
John Diliberti                                     Assistant Director - New Business
Joseph Dobering, III                               Director - Underwriting Standards &
                                                              Services
Timothy Doubek                                     Director - Fixed Income
Daniel C. Dougherty                                Director - Individual Product
                                                              Marketing
Margaret T. Dougherty                              Assistant Director - Information
                                                              Systems
William O. Drehfal                                 Assistant Director - Media Services
Jeffrey S. Dunn                                    Vice President
Somayajulu Durvasula                               Assistant Director - Field Financial
James R. Eben                                      Assistant General Counsel and
                                                              Assistant Secretary
Christina H. Fiasca                                Associate Controller
Zenia J. Fieldbinder                               Assistant Director - Employer
                                                              Product Services
Richard F. Fisher                                  Senior Actuary
Dennis J. Fitzpatrick                              Director - Advanced Marketing
Jon T. Flaschner                                   Assistant Director - Employer
                                                              Product Services
Elfa O. Foldi                                      Associate Director - Facilities
                                                              Planning
Donald Forecki                                     Investment Officer
Stephen H. Frankel                                 Vice President
H. Daniel Gardner                                  Vice President & Insurance Counsel
Richard R. Garthwait                               Vice President - Field Financial
David L. Georgenson                                Director - Agent Development
Paulette A. Getschman                              Director - Policyowner Services
George Ghanem                                      Assistant Regional Director - Agency
James W. Gillespie                                 Vice President
Walter M. Givler                                   Director - Corporate Services
Robert K. Gleeson, M.D.                            Vice President - Medical Director
Mark J. Gmach                                      Assistant Regional Director - Agency
John W. Gordon                                     Assistant Director - Information
                                                              Systems
Linda J. Gornens-Levey                             Associate Director
David Lee Gosse                                    Assistant Director - Disability
                                                              Benefits
William F. Grady                                   Associate Director of Field Finances
Francis A. Grandelis                               Regional Director - Central
John M. Grogan                                     Assistant General Counsel and
                                                              Assistant Secretary
Jill M. Grueninger                                 Investment Officer
Thomas C. Guay                                     Associate Actuary
Colleen M. Gunther                                 Investment Officer
Gerald A. Haas                                     Assistant Director - Information
                                                              Systems
Stanley K. Hall                                    Director - Policyowner Services

Thomas P. Hamilton                                 Associate Director - Information
                                                              Systems
William M. Harris                                  Assistant Regional Director - South
Dennis R. Hart                                     Assistant Director - Agent
                                                              Development
James C. Hartwig                                   Vice President - Advanced Marketing
Paul F. Heaton                                     Assistant General Counsel and
                                                              Assistant Secretary
William L. Hegge                                   Associate Director of
                                                              Telecommunications
Wayne F. Heidenreich                               Assistant Medical Director
Jacquelyn F. Heise                                 Assistant Director - Information
                                                              Systems
Robert L. Hellrood                                 Director - New Business
Herbert F. Hellwig                                 Assistant Director - Individual
                                                               Annuity Marketing
Jane A. Herman                                     Assistant Director - Term Upgrade
Gary M. Hewitt                                     Vice President
Donna R. Higgins                                   Assistant Director - Information
                                                              Systems
Susan G. Hill                                      Assistant Regional Director - South
Hugh L. Hoffman                                    Assistant Director - Information
                                                              Systems
Richard S. Hoffmann                                Director - Audit
Susan M. Hoffmann                                  Life Product Officer
Bruce Holmes                                       Assistant Actuary
Robert L. Holmes                                   Regional Director - Agency
Cindy L. Jackson                                   Investment Officer
Meg E. Jansky                                      Human Resources - Training
                                                              Development Officer
Michael D. Jaquint                                 Assistant Actuary
Ralph A. Jefferson, III                            Investment Officer
Dolores A. Juergens                                Associate Director of Restaurant
                                                              Operations
Marilyn J. Katz                                    Assistant Director - Medical
                                                              Consultants
John W. Keller                                     Managing Actuary - Product
                                                              Management
Kevin C. Kennedy                                   Investment Officer - Architecture
James B. Kern                                      Regional Director - Central Region
David R. Keuler                                    Investment Officer
Carson D. Keyes                                    Vice President
Donald C. Kiefer                                   Vice President
Mark E. Kishler                                    Investment Officer
Allen B. Kluz                                      Director - Field Financial
Beatrice C. Kmiec                                  Assistant Regional Director - East
Kent Knudsen                                       Associate Director
Daniel C. Knuth                                    Investment Officer
William S. Koch                                    Assistant Regional Director - Agency
A. Kipp Koester                                    Vice President
John L. Kordsmeier                                 Human Resources Officer
Dennis Korjenek, Jr.                               Associate Director - Fixed Income
Robert J. Kowalsky                                 Assistant Director - Information
                                                              Systems
Carol L. Kracht                                    Assistant General Counsel & Asst.
                                                              Secretary
Todd L. Laszewski                                  Assistant Actuary






Patrick J. Lavin                                   Director - Life & Disability
                                                              Benefits
Patrick W. Lavin                                   Assistant Treasurer & Assistant
                                                              Secretary
James L. Lavold                                    Associate Director - Meetings
Russell M. Lemken                                  Assistant Director - Consumer
                                                              Research
Sally Jo Lewis                                     Assistant General Counsel & Asst.
                                                              Secretary
Mark P. Lichtenberger                              Assistant Director - LINK Technical
                                                              Planning
Steven M. Lindstedt                                Assistant Director - Information
                                                              Systems
James Lodermeier                                   Assistant Director - Tax Planning
James G. Loduha                                    Assistant Director - Asset
                                                              Management
George R. Loxton                                   Assistant General Counsel &
                                                              Assistant Secretary
Mary M. Lucci                                      Director - New Business
Mark J. Lucius                                     Corporate Information Officer
Jeffrey J. Lueken                                  Associate Director
Merrill C. Lundberg                                Assistant General Counsel & Asst.
                                                              Secretary
Jon K. Magalska                                    Assistant Director - Policyowner
                                                              Services
Jean M. Maier                                      Director - New Business
Joseph Maniscalco                                  Associate Director - Information
                                                              Systems
Jeffrey S. Marks                                   Multi Life, Research & Reinsurance
                                                              Officer
Steve Martinie                                     Assistant General Counsel & Asst.
                                                              Secretary
Ted A. Matchulat                                   Actuarial Products Officer

Margaret McCabe                                    Associate Director - Policy Benefits
                                                              Systems
Roger A. McChesney                                 Assistant Regional Director - Agency
Richard A. McComb                                  Director - Human Resources
William L. McCown                                  Vice President & Investment Counsel
Paul E. McElwee                                    Assistant General Counsel & Asst.
                                                              Secretary
Mary C. McIntosh                                   Assistant Director - Field Financial
Richard J. McMaster                                Regional Director - Agency
Daniel E. McGinley                                 Assistant Director - Management
                                                              Development
Mark J. McLennon                                   Assistant Director - Advanced
                                                              Marketing
Robert J. Meiers                                   Ad Valorem Tax Manager
Larry S. Meihsner                                  Assistant General Counsel &
                                                              Assistant Secretary
Robert G. Meilander                                Vice President
Kelly H. Mess                                      Investment Officer
Charles L. Messler                                 Director - Natural Gas Sales
Richard E. Meyers                                  Assistant General Counsel
Jay W. Miller                                      Vice President & Tax Counsel
Sara K. Miller                                     Vice President






Tom M. Mohr                                        Director of Policyowner Services -
                                                              South
Richard C. Moore                                   Associate Actuary
Scott J. Morris                                    Assistant General Counsel and
                                                              Assistant Secretary
Sharon A. Morton                                   Investment Officer
Adrian J. Mullin                                   Assistant Director - Individual
                                                              Product Marketing
Randolph J. Musil                                  Assistant Director - Advanced
                                                              Marketing
David K. Nelson                                    Assistant General Counsel
Ronald C. Nelson                                   Actuary
Karen M. Niessing                                  Assistant Director - Policyowner
                                                              Services
Donald L. O'Dell                                   Vice President
Daniel J. O'Meara                                  Director - Field Financial
John K. O'Meara                                    Assistant Director - Advanced
                                                              Marketing
Mary Joy O'Meara                                   Assistant Director - Advanced
                                                              Marketing
Kathleen A. Oman                                   Associate Director - Information
                                                              Systems
Thomas A. Pajewski                                 Investment Research Officer
Christen L. Partleton                              Assistant Director - Policyowner
                                                              Services
Dennis L. Paul                                     Assistant General Counsel
Ralph A. Pelton                                    Vice President
David W. Perez                                     Assistant General Counsel
Judith L. Perkins                                  Assistant General Counsel & Asst.
                                                              Secretary
Wilson D. Perry                                    Assistant General Counsel & Asst.
                                                              Secretary
Gary N. Peterson                                   Actuary
John C. Peterson                                   Assistant Director of Policyowner
                                                              Services - West
Harvey W. Pogoriler                                Assistant General Counsel
Gary A. Poliner                                    Vice President
Mark A. Prange                                     Associate Director - Information
                                                              Systems
Thomas M. Price                                    Investment Officer
David R. Remstad                                            Actuary
David R. Retherford                                Assistant Director of New Business -
                                                              Central
Stephen M. Rhode                                   Assistant Director - Qualified
                                                              Benefits
Robert C. Richardson                               Investment Officer
Gerald J. Richter                                  Senior Real Estate Officer -
                                                              Asset Management
Richard R. Richter                                 Vice President
Marcia Rimai                                       Assistant General Counsel
Kathleen M. Rivera                                 Assistant General Counsel & Asst.
                                                              Secretary
Faith B. Rodenkirk                                 Assistant Director - Group Marketing
Ramona Windson-Rogers                              Financial Officer
James S. Rolfsmeyer                                Assistant Director - Information
                                                              Systems
Larry R. Roscoe                                    Assistant Director - Compliance
Lora A. Rosenbaum                                  Assistant Director - Compliance






Robert K. Roska                                    Associate Director - Information
                                                              Systems
Sue M. Roska                                       Director - Systems and
                                                              Services
Robert M. Ruess                                    Vice President
Harry L. Ruppenthal                                Director of Policyowner Services -
                                                              East
Stephen G. Ruys                                    Assistant Director - Information
                                                              Systems
Santo Saliture                                     Associate Director of Advertising &
                                                              Corporate Information
Rose Kordich Sasich                                Assistant Director of Systems
Mary Ann Schachtner                                Assistant Director - Life Insurance
                                                              Marketing
Thomas F. Scheer                                   Assistant General Counsel & Asst.
                                                              Secretary
Carlen A. Schenk                                   Assistant Director
Jane A. Schiltz                                    Director - Individual Product
Emily K. Schleinz                                  Investment Officer
John E. Schlifske                                  Director
Kathleen H. Schluter                               Assistant General Counsel &
                                                              Secretary
Calvin R. Schmidt                                  Assistant Director - Information
                                                              Systems
Richard A. Schnell                                 Assistant Director - Asset
                                                              Management
John O. Schnorr                                    Director - Annuity Tax & Title
                                                              Services
Margaret R. Schoewe                                Vice President - Information Systems
Todd M. Schoon                                     Assistant Regional Director - Agency
Jeffrey G. Schragin                                Associate Medical Director
John F. Schroeder                                  Associate Director of Field Office
                                                              Real Estate
Melva T. Seabron                                   Associate Director - Human Resources & Budget
Norman W. Seguin, II                               Investment Officer - Ad Valorem
                                                              Taxes
Catherine L. Shaw                                  Assistant General Counsel & Asst.
                                                              Secretary
John E. Sheaffer, Jr.                              Assistant Director - Agent
                                                              Development
William Shinkwin                                   Director of Tax Planning
Janet Z. Silverman                                 Assistant Director - New Business
Stephen M. Silverman                               Assistant General Counsel
David W. Simbro                                    Actuary
Eugene R. Skaggs                                   Vice President
Paul W. Skalecki                                   Assistant Actuary
Cynthia S. Slavik                                  Investment Officer - Environmental
                                                              Engineer
Ignatius L. Smetek                                 Associate Director
Lois A. Smith                                      Director - Asset Management
Mark W. Smith                                      Assistant General Counsel & Asst.
                                                              Secretary
Warren L. Smith, Jr.                               Investment Officer - Architecture
Steven W. Speer                                    Director - Individual Product
                                                              Marketing
Barbara J. Stansberry                              Director - Administrative
                                                              Services/Medical Studies






Jason Steigman                                     Investment Product Officer
Bonnie L. Steindorf                                Director - Department Operations
Colleen J. Stenholt                                Director - Organization Development
Karen J. Stevens                                   Assistant General Counsel &
                                                        Assistant Secretary
Richard A. Strait                                  Director
Linda L. Streifender                               Assistant Director - Training &
                                                        Communications
Steven J. Stribling                                Associate Actuary
Stephen J. Strommen                                Associate Director - Financial
                                                        Planning
Theodore H. Strupp                                 Assistant Director
Daniel J. Suprenant                                Director - Group Disability
                                                        Marketing
Christopher P. Swain                               Investment Officer
Steven P. Swanson                                       Vice President
Rachel L. Taknint                                  Assistant General Counsel & Asst.
                                                        Secretary
Thomas Talajkowski                                 Assistant Director - Tax
                                                        Compliance
Paul B. Tews                                       Associate Director - Investment
                                                        Planning
Susan M. Tompkins                                  Director - Recruitment & Management
Thomas W. Towers                                   Associate Director - Public
                                                        Relations
Linda K. Tredupp                                   Assistant Director - Information
                                                        Systems
Chris G. Trost                                     Associate Actuary
Julie Van Cleave                                   Director - Common Stock
Mark J. Van Cleave                                 Assistant Director of Marketing
                                                        Research
Michael T. Van Grinsven                            Assistant Director - Management
                                                        Development
Mary Beth Van Groll                                Vice President - Information Systems
Patricia L. Van Kampen                             Vice President - Common Stocks
Glen J. Vanic                                      Investment Research Officer
Gloria J. Venski                                   Assistant Director - Disability
                                                        Benefits
Richard F. Von Haden                               Director - Real Estate Production
Margaret A. Wainer                                 Assistant Director - Corporate
                                                        Planning & Information
William R. Walker                                  Director - Common Stock
Scott E. Wallace                                   Assistant Director - Operations
Hal W. Walter                                      Regional Director - Agency
Robert J. Waltos                                   Assistant Regional Director -
                                                        Agency
P. Andrew Ware                                     Vice President
Kathleen S. Warner                                 Assistant Director - Asset
                                                        Management
Mary L. Wehrle-Schnell                             Associate Director - Information
                                                        Systems
Daniel T. Weidner                                  Assistant Director - Information
                                                        Systems
Ronald J. Weir                                     Associate Director - Information
                                                        Systems
Kenneth D. Weiser                                  Assistant Director - Sales Services
Karen J. Weiss                                     Senior Actuary






Kenneth R. Wentland                                Assistant Director of Policyowner
                                                                Services - East
Sandra D. Wesley                                   Assistant Director of Special
                                                                Projects
Charles D. Whittier                                Assistant Director - Disability
                                                                Income Marketing
Catherine A. Wilbert                               Assistant General Counsel &
                                                                Secretary
David L. Wild                                      Director - Corporate Services
Jeffrey B. Williams                                Risk Manager
John K. Wilson                                     Assistant Director - Individual
                                                                Product Marketing
Penelope A. Woodcock                               Associate Director - Benefit Systems
Stanford A. Wynn                                   Assistant Director - Advanced
                                                                Marketing
Catherine M. Young                                 Assistant General Counsel &
                                                                Secretary
Michael L. Youngman                                Vice President - Legislative
                                                                Representative
James A. Youngquist                                Associate Actuary
Richard S. Zakrzewski                              Associate Research Officer
John Zao                                           Assistant Director - Information
                                                                Systems
Rick T. Zehner                                     Director - Corporate Planning
Patricia A. Zimmermann                             Investment Officer - Real Estate
                                                                Systems
Ray Zimmermann                                     Director - LINK Information Network
Robert E. Zysk                                     Director - Tax Compliance


         The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of May 30, 1995, are set forth on pages C-13 and C-14. In addition to the subsidiaries set forth on pages C-13 and C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

         1.  NML Variable Annuity Account A
         2.  NML Variable Annuity Account B
         3.  NML Variable Annuity Account C
         4.  Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. (the "Fund"), shown on page C-13 as a subsidiary of Northwestern Mutual Life, is an investment company, registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                         NML CORPORATE STRUCTURE CHART*

The Northwestern Mutual Life Insurance Company
General Account
NML Variable Annuity Account A
NML Variable Annuity Account B
NML Variable Annuity Account C
NML Group Annuity Separate Account
NML Variable Life Account
Eiger Corporation - 100%
Northwestern Mutual Life Foundation, Inc. - 100%
NML Corporation - 100%
Standard of America Life Insurance Company - 100%
Saskatoon Centre, Limited (inactive) - 100%
Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
MGIC Investment Corporation - 20%.  MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation, MGIC Mortgage Insurance Corporation, and various subsidiaries.
Baird Financial Corporation - 92.22%.  Baird Financial Corporation holds 100%
  of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
Northwestern Mutual Investment Services, Inc. - 100%
3950
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
NW Pipeline, Inc. - 100%
NML - Bellevue Corporation - 100%
Solar Resources, Inc. - 100%
NH Corporation (inactive) - 100%
Rocket Sports, Inc. - 100%
Summit Sports, Inc. - 100%
Greenway Sports, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
RE Corporation - 100%
Carlisle Ventures, Inc. - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100%
Park Forest Northeast, Inc. - 100%
NW Greenway #1 - 100%
NW Greenway #9 - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%
Logan, Inc. - 100%
Baraboo, Inc. - 100%
Mitchell, Inc. - 100%
Elizabeth International Sales, Inc. - 100%        *Includes all NML mutual
Sean International Sales, Inc. - 100%              funds and other corpor-
Alexandra International Sales, Inc. - 100%         ations of which 50% or
Brian International Sales, Inc. - 100%             more voting power con-
Jack International Sales, Inc. - 100%              trolled by NML.
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%                                5/30/95

                      NML CORPORATE STRUCTURE, CONTINUED*

Cass Corporation - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Rainbow Ventures, Inc. - 100%
White Oaks, Inc. - 100%





                                                        *Includes all NML mutual
                                                        funds and other corpor-
                                                        ations of which 50% or
                                                        more of voting power
                                                        controlled by NML

                                                                         5-30-95

Item 27. Number of Contract Owners


  As of October 31, 1995, 155,168 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 129,993 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 25,175 such contracts were not so issued.


Item 28. Indemnification

  That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and filed herein as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

  (a) Northwestern Mutual Investment Services, Inc. ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual Life registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

  (b)            The directors and officers of NMIS are as follows:

Name                                                                Position
----                                                                --------
Susan M. Achtenhagen                               Assistant Superintendent-New
                                                                Business
Edwin R. Ahrenhoerster                             Superintendent-Policy Benefits
Thomas A. Carroll                                  Vice President-Common Stocks
Walter J. Chossek                                  Treasurer
Thomas R. Christenson                              Superintendent-Policyowner Service
Carolyn M. Colbert                                 Superintendent-Underwriting
                                                                Standards and New Business
Barbara E. Courtney                                Assistant Treasurer
Jefferson V. De Angelis                            Vice President-Fixed Income
                                                                Securities
Carol A. Detlef                                    Superintendent-Underwriting
                                                                Standards and New Business
Mark G. Doll                                       President and Director
Timothy Doubek                                     Vice President
James R. Eben                                      Assistant Secretary
James D. Ericson                                   Director
Zenia J. Fieldbinder                               Superintendent-Policyowner Service
Loraine Garner                                     Superintendent-Underwriting
                                                                Standards and New Business
Daniel R. Hernday                                  Superintendent-Underwriting
                                                                Standards and New Business
Susan G. Hill                                      Superintendent - Underwriting
                                                                Standards & New Business
Steven M. Kien                                     Superintendent - Underwriting
                                                                Standards & New Business



Beatrice C. Kmiec                                  Superintendent - Underwriting
                                                             Standards & New Business
Sharon J. Kraft                                    Superintendent-Policyowner
                                                             Services
Patricia A. Krueger                                Superintendent - Policy Benefits
Patrick J. Lavin                                   Superintendent - Underwriting
                                                             Standards & New Business
Patrick W. Lavin                                   Assistant Treasurer
Merrill C. Lundberg                                Secretary
Meridee J. Maynard                                 Superintendent - Sales
                                                             Standards/Compliance
Susan A. Milbeck                                   Superintendent-Policy Benefits
Christine A. Milewski                              Superintendent-Policy Benefits
Johnny L. Miller                                   Superintendent-Policy Benefits
Suzanne M. Mueller                                 Superintendent-Underwriting
                                                             Standards and New Business
Elizabeth D. Pitterle                              Superintendent-Underwriting
                                                             Standards and New Business
Virgil L. Renne, Jr.                               Vice President
David R. Retherford                                Superintendent - Underwriting
                                                             Standards & New Business
Larry R. Roscoe                                    Superintendent-Compliance and
                                                             Training
Donna B. Saltz                                     Superintendent-Underwriting
                                                             Standards and New Business
John O. Schnorr                                    Superintendent-Policy Benefits
Judith A. Shelton                                  Superintendent - Policy Benefits
Ignatius L. Smetek                                 Vice President - Common Stocks
Leonard F. Stecklein                               Vice President
Bonnie L. Steindorf                                Vice President
Steven P. Swanson                                  Vice President
Carla A. Thoke                                     Assistant Superintendent-Compliance
Patricia A. Valoe                                  Superintendent-Underwriting
                                                             Standards and New Business
Julie Van Cleave                                   Vice President - Common Stocks
Patricia L. Van Kampen                             Vice President-Common Stocks
Patrick J. Venuti                                  Superintendent-Policy Benefits
William R. Walker                                  Vice President
Evenly G. Werra                                    Superintendent - Underwriting
                                                             Standards & New Business
Edward J. Zore                                     Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 1994 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $8,504,891 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

         Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                   SIGNATURES

         As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 7th day of November, 1995.



                                                                    NML VARIABLE ANNUITY ACCOUNT B
                                                                    (Registrant)

                                                                    By THE NORTHWESTERN MUTUAL LIFE
                                                                             INSURANCE COMPANY
                                                                       (Depositor)

Attest: JOHN M. BREMER                                              By: JAMES D. ERICSON
       ----------------------------                                     ----------------------------
       John M. Bremer                                                   James D. Ericson, President
             Senior Vice President,                                      and Chief Executive Officer
             General Counsel and Secretary
                                                                    By NORTHWESTERN MUTUAL
                                                                       INVESTMENT SERVICES, INC.
                                                                       (Depositor)

Attest: MERRILL C. LUNDBERG                                         By: MARK G. DOLL
       ------------------------------                                   ----------------------------
       Merrill C. Lundberg, Secretary                                   Mark G. Doll
                                                                          President


        As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 7th day of November, 1995.


                                                                    THE NORTHWESTERN MUTUAL LIFE
                                                                             INSURANCE COMPANY
                                                                    (Depositor)

Attest: JOHN M. BREMER                                               By: JAMES D. ERICSON
       ------------------------------                                    --------------------------
       John M. Bremer                                                    James D. Ericson
       Senior Vice President,                                            President and Chief
       General Counsel and Secretary                                     Executive Officer


                                                                    NORTHWESTERN MUTUAL INVESTMENT
                                                                             SERVICES, INC.
                                                                    (Depositor)

Attest: MERRILL C. LUNDBERG                                         By: MARK G. DOLL
       ------------------------------                                   --------------------------
        Merrill C. Lundberg, Secretary                                  Mark G. Doll
                                                                          President

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                                                   Title
---------                                                   -----
                               Trustee, President and
JAMES D. ERICSON               Principal Executive and      Dated November 7, 1995
---------------------------    Financial Officer
James D. Ericson


GARY E. LONG                   Vice President, Controller
-----------------------------  and Principal Accounting
Gary E. Long                                 Officer


RICHARD H. HOLTON*             Trustee
-----------------------------
Richard H. Holton


HAROLD B. SMITH*               Trustee
-----------------------------
Harold B. Smith


J. THOMAS LEWIS*               Trustee
-----------------------------
J. Thomas Lewis


FRANK H. BERTSCH*              Trustee
-----------------------------
Frank H. Bertsch


PATRICIA ALBJERG GRAHAM*       Trustee
-----------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*            Trustee                                 Dated November 7, 1995
-----------------------------
Donald J. Schuenke


FRED G. LUBER*                 Trustee
-----------------------------
Fred G. Luber


R. QUINTUS ANDERSON*           Trustee
-----------------------------
R. Quintus Anderson


STEPHEN F. KELLER*             Trustee
-----------------------------
Stephen F. Keller


PIERRE S. du PONT IV*          Trustee
-----------------------------
Pierre S. du Pont IV


J. E. GALLEGOS*                Trustee
-----------------------------
J. E. Gallegos


THOMAS I. DOLAN*               Trustee
-----------------------------
Thomas I. Dolan


KATHRYN D. WRISTON*            Trustee
-----------------------------
Kathryn D. Wriston






BARRY L. WILLIAMS*             Trustee
-----------------------------
Barry L. Williams


GORDON T. BEAHAM III*          Trustee
-----------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*      Trustee
-----------------------------
Daniel F. McKeithan, Jr.


ROBERT E. CARLSON*             Trustee
-----------------------------
Robert E. Carlson


                               Trustee
-----------------------------
Edward E. Barr


ROBERT C. BUCHANAN*            Trustee
-----------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*        Trustee                              Dated November
-----------------------------                                       7, 1995
Sherwood H. Smith, Jr.


H. MASON SIZEMORE*             Trustee
-----------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*           Trustee
-----------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*           Trustee
-----------------------------
George A. Dickerman


GUY A. OSBORN*                 Trustee
-----------------------------
Guy A. Osborn


JOHN E. STEURI*                Trustee
-----------------------------
John E. Steuri





*By:  JAMES D. ERICSON
    ----------------------------------
    James D. Ericson, Attorney in Fact
    pursuant to the Power of Attorney
    attached hereto

                               POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1995 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 26th day of July, 1995.


                 R. QUINTUS ANDERSON                       Trustee
                 ------------------------------------------
                 R. Quintus Anderson


                                                           Trustee
                 ------------------------------------------
                 Edward E. Barr



                 GORDON T. BEAHAM III                      Trustee
                 ------------------------------------------
                 Gordon T. Beaham III



                 FRANK H. BERTSCH                          Trustee
                 ------------------------------------------
                 Frank H. Bertsch



                 ROBERT C. BUCHANAN                        Trustee
                 ------------------------------------------
                 Robert C. Buchanan



                 ROBERT E. CARLSON                         Trustee
                 ------------------------------------------
                 Robert E. Carlson






               GEORGE A. DICKERMAN                       Trustee
               ------------------------------------------
               George A. Dickerman


               THOMAS I. DOLAN                           Trustee
               ------------------------------------------
               Thomas I. Dolan



               PIERRE S. du PONT IV                      Trustee
               ------------------------------------------
               Pierre S. du Pont IV



               JAMES D. ERICSON                          Trustee
               ------------------------------------------
               James D. Ericson



               J. E. GALLEGOS                            Trustee
               ------------------------------------------
               J. E. Gallegos



               PATRICIA ALBJERG GRAHAM                   Trustee
               ------------------------------------------
               Patricia Albjerg Graham



               RICHARD H. HOLTON                         Trustee
               ------------------------------------------
               Richard H. Holton



               STEPHEN F. KELLER                         Trustee
               ------------------------------------------
               Stephen F. Keller



               J. THOMAS LEWIS                           Trustee
               ------------------------------------------
               J. Thomas Lewis



               FRED G. LUBER                             Trustee
               ------------------------------------------
               Fred G. Luber



               DANIEL F. McKEITHAN, JR.                  Trustee
               ------------------------------------------
               Daniel F. McKeithan, Jr.



               GUY A. OSBORN                             Trustee
               ------------------------------------------
               Guy A. Osborn

                 DONALD J. SCHUENKE                        Trustee
                 ------------------------------------------
                 Donald J. Schuenke



                 H. MASON SIZEMORE, JR.                     Trustee
                 -------------------------------------------
                 H. Mason Sizemore, Jr.



                 HAROLD B. SMITH                           Trustee
                 ------------------------------------------
                 Harold B. Smith



                 SHERWOOD H. SMITH, JR.                    Trustee
                 ------------------------------------------
                 Sherwood H. Smith, Jr.



                 JOHN E. STEURI                            Trustee
                 ------------------------------------------
                 John E. Steuri



                 JOHN J. STOLLENWERK                       Trustee
                 ------------------------------------------
                 John J. Stollenwerk



                 BARRY L. WILLIAMS                         Trustee
                 ------------------------------------------
                 Barry L. Williams



                 KATHRYN D. WRISTON                        Trustee
                 ------------------------------------------
                 Kathryn D. Wriston





                                 EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 52 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      FOR
                         NML VARIABLE ANNUITY ACCOUNT B


Exhibit Number                   Exhibit Name
--------------                   ------------



EX-99.B1                         Restated Articles of Incorporation
                                 of The Northwestern Mutual Life
                                 Insurance Company.

EX-99.B2                         By-Laws of The Northwestern Mutual
                                 Life Insurance Company.

EX-99.B9 Form of Variable Annuity Front Load Contract - Form QQV.ACCT.B (sex neutral).

EX-99.B9(a)                      Form of Variable Annuity Back Load
                                 Contract - Form QQV.ACCT.B (sex neutral).

EX-99.B9(b)                      Form of Variable Annuity Front Load and Back
                                 Load Contract Payment Rate Tables - Form
                                 QQV.AACT.A.B. (sex distinct).

EX-99.B11                        Consent of Independent Accountants.

EX-27                            Financial Data Schedule for period
                                 ended December 31, 1994.

EX-27a                           Financial Data Schedule for period
                                 ended June 30, 1995.